As filed with the Securities and Exchange Commission on November 3, 1999
                                                              File No: 333-87141

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO. 1

                           FREMONT MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (415) 284-8733
              (Registrant's Telephone Number, Including Area Code)

                          333 Market Street, Suite 2600
                         San Francisco, California 94105
                    (Address of Principal Executive Offices)

                             Tina Thomas, Secretary
                           Fremont Mutual Funds, Inc.
                          333 Market Street, Suite 2600
                         San Francisco, California 94105
                     (Name and Address of Agent for Service)

                                   Copies to:

                               Julie Allecta, Esq.
                               David Hearth, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective. The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest, with par value $0.01 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

CROSS REFERENCE SHEET

FORM N-14 PART A, ITEM     LOCATION IN PROSPECTUS/PROXY STATEMENT
----------------------     --------------------------------------
         1                 Front Cover; Cross Reference

         2                 Table of Contents

         3 Introduction; Description of the Proposed Reorganization; Comparison of the Funds; Risk Factors

         4 Introduction, The Transaction, The Proposal, Description of the Proposed Reorganization

         5, 6 The Transaction, Comparison of the Funds; Risk Factors; Further Information About the International Small Cap Fund and the International Growth Fund

         7                 Shares and Voting; Vote Required

         8                 Not Applicable


         9                 Not Applicable


FORM N-14 PART B, ITEM     LOCATION IN STATEMENT OF ADDITIONAL INFORMATION
----------------------     -----------------------------------------------
         10                Cover Page

         11                Table of Contents

         12 Incorporation of Documents by Reference in Statement of Additional Information

         13                Not Applicable

         14 Incorporation of Documents by Reference in Statement of Additional Information

FORM N-14 PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of Form N-14.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:

From Post-Effective Amendment No. 34 of Fremont Mutual Funds, Inc., March 1, 1999 (SEC File No. 811-5632 and subsequent filings under Rule 497(e)):

     Combined Prospectus for Fremont International Growth Fund and Fremont International Small Cap Fund (with other funds of Fremont Mutual Funds, Inc.), dated March 1, 1999.

     Combined Statement of Additional Information for Fremont International Growth Fund and International Small Cap Fund (with other funds of Fremont Mutual Funds, Inc.), dated March 1, 1999.

As previously sent to shareholders of the Fremont International Growth Fund and Fremont International Small Cap Fund, and as filed with the SEC pursuant to Rule 30b2-1:

     Annual Report for the Fremont International Growth Fund and the Fremont International Small Cap Fund for the fiscal year ended October 31, 1998, as contained in the Annual Report for Fremont Mutual Funds, Inc., dated as of and for the periods ended October 31.

     Semi-Annual Report for the Fremont International Growth Fund and the Fremont International Small Cap Fund for the six months ended April 30, 1999, as contained in the Semi-Annual Report for Fremont Mutual Funds, Inc., dated as of and for the six months ended April 30, 1999.

                    -----------------------------------------

                                     PART A

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                            FOR THE REORGANIZATION OF

                      FREMONT INTERNATIONAL SMALL CAP FUND

                                      INTO


                        FREMONT INTERNATIONAL GROWTH FUND


                    -----------------------------------------

                   [LETTERHEAD OF FREMONT MUTUAL FUNDS, INC.]


   IMPORTANT PROXY VOTE FOR FREMONT INTERNATIONAL SMALL CAP FUND SHAREHOLDERS
                        PLEASE READ AND RESPOND PROMPTLY


November __, 1999

Dear International Small Cap Shareholder,

I am writing to inform you of a Special Meeting of Fremont International Small Cap Fund Shareholders that will be held on December 14, 1999. The purpose of this meeting is to vote on a proposal to reorganize the International Small Cap Fund and merge its assets into the Fremont International Growth Fund. Please read the enclosed materials and vote by signing and returning the enclosed proxy card.

PROPOSED FUND MERGER: After completing a careful analysis of the Fremont International Small Cap Fund's performance and holdings the Advisor recommends that the International Small Cap Fund reorganize and merge all of its assets into the Fremont International Growth Fund. The International Growth Fund was selected because both Funds invest in international equities, and the portfolio management team for the Fremont International Growth Fund has an excellent performance track record.

Of course, should you choose a greater or lesser degree of risk than the International Growth Fund you may liquidate prior to the merger and transfer your proceeds to any of the Fremont Funds. Fremont has agreed to pay all expenses associated with this merger.

This proxy is your opportunity to vote `for' or `against' the proposed merger of these two funds. THE FREMONT FUNDS BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE MERGER. It is important that all Fremont International Small Cap Fund shareholders exercise their right to vote on these significant issues concerning their investments.

HOW TO VOTE ON THIS RESOLUTION

Voting by mail is quick and easy. Everything you need is enclosed. We encourage you to exercise your rights as a shareholder and vote promptly. To cast your vote, complete and sign the proxy card and return it in the enclosed postage-paid envelope NO LATER THAN DECEMBER 8, 1999. Or, If you would like to cast your vote in person you may do so at the special shareholder meeting that will take place at 9:00 a.m. on December 14, 1999, in the main conference room on the 26th floor of 333 Market Street, in San Francisco.

If you have any questions about any of these materials, please call us at 800-548-4539 (press 2).

Sincerely,


Michael H. Kosich
President

                           FREMONT MUTUAL FUNDS, INC.
                          333 Market Street, 26th Floor
                         San Francisco, California 94105
                            (800) 548-4539 (press 2)

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                       OF
                      FREMONT INTERNATIONAL SMALL CAP FUND

                          TO BE HELD DECEMBER 14, 1999

To the Shareholders of the International Small Cap Fund:

     Fremont International Small Cap Fund will host a special meeting of shareholders at the offices of Fremont Mutual Funds, 333 Market Street, 26th Floor, San Francisco, California 94105 on December 14, 1999, at 9:00 A.M., local time. At the meeting, we will ask you to vote on:

     1. A proposal to reorganize the International Small Cap Fund into another Fremont Fund, the International Growth Fund.

     2.   Any other business that properly comes before the meeting.

     Only shareholders of record at the close of business on October 8, 1999 (the "Record Date") will be entitled to receive this notice and to vote at the meeting.


                                        By Order of the Board of Directors

                                        /s/ Tina Thomas
                                        ----------------------------------------
                                        Tina Thomas, Secretary
                                        Fremont Mutual Funds, Inc.


                  YOUR VOTE IS IMPORTANT REGARDLESS OF HOW MANY
                      SHARES YOU OWNED ON THE RECORD DATE.

                                   ----------

PLEASE ENTER YOUR VOTE ON THE ENCLOSED PROXY FORM, DATE AND SIGN IT, AND RETURN IT IN THE PRE-ADDRESSED ENVELOPE PROVIDED. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID THE ADDITIONAL EXPENSE AND DISRUPTION OF FURTHER SOLICITATION, WE REQUEST YOUR COOPERATION BY VOTING PROMPTLY.

                           FREMONT MUTUAL FUNDS, INC.
                          333 MARKET STREET, 26TH FLOOR
                         SAN FRANCISCO, CALIFORNIA 94105
                            (800) 548-4539 (PRESS 2)

                      FREMONT INTERNATIONAL SMALL CAP FUND

                                       AND

                        FREMONT INTERNATIONAL GROWTH FUND

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                             Dated: October 29, 1999

WHAT IS THIS DOCUMENT AND WHY DID WE SEND IT TO YOU?

     The Board of Directors approved a plan to reorganize the Fremont International Small Cap Fund (the "International Small Cap Fund") into the Fremont International Growth Fund (the "International Growth Fund") (that transaction is referred to as the "Merger"). Approval of the shareholders of the International Small Cap Fund is needed to proceed with the Merger. A meeting of the International Small Cap Fund's shareholders will be held on December 14, 1999 (the "Shareholder Meeting"). We are sending this document to you for your use in deciding whether to approve the Merger at the Shareholder Meeting.

     This document includes a Notice of Special Meeting of Shareholders, a Combined Proxy Statement and Prospectus and a form of Proxy.

     As a technical matter, the Merger will have three steps:

     * the transfer of the assets and liabilities of the International Small Cap Fund to the International Growth Fund in exchange for shares of the International Growth Fund (the "International Growth Fund Shares") of equivalent value to the net assets transferred,

     * the pro rata distribution of those International Growth Fund Shares to shareholders of the International Small Cap Fund as of the effective date of the Merger (the "Effective Date") in full redemption of those shareholders' shares in the International Small Cap Fund, and

     * the immediate liquidation and termination of the International Small Cap Fund.

     As a result of the Merger, each shareholder of the International Small Cap Fund will hold International Growth Fund Shares having the same total value as the shares of the International Small Cap Fund held immediately before the Merger. Lawyers for the International Small Cap Fund and the International

Growth Fund will issue an opinion to the effect that, for federal income tax purposes, the Merger will be treated as a tax-free reorganization that will not cause the International Small Cap Fund's shareholders to recognize a gain or loss for federal income tax purposes. See Section II.A.3 below.

     The investment objective of the International Small Cap Fund is to seek long-term capital appreciation by investing in small capitalization companies, those with market capitalizations less than $1 billion, based outside of the U.S. The International Growth Fund's investment objective is to seek long-term capital appreciation by investing primarily in international stocks of reasonably priced, high-quality companies that are likely to grow over the long term. The International Small Cap Fund will invest at least 65% of its total assets in international small cap companies, while the International Growth Fund will invest at least 90% of its total assets in issuers outside of the U.S.

     This Combined Proxy Statement and Prospectus sets forth the basic information that you should know before voting on the proposal. You should read it and keep it for future reference.

WHAT OTHER IMPORTANT DOCUMENTS SHOULD I KNOW ABOUT?

     The International Small Cap Fund and International Growth Fund (together, the "Funds") are series of Fremont Mutual Funds, Inc. (the "Company"), an open-end management investment company. The following documents are on file with the Securities and Exchange Commission (the "SEC") and are deemed to be legally part of this document:

     * Combined Prospectus for the International Growth Fund and the International Small Cap Fund (as well as other Fremont Funds) dated March 1, 1999.

     * Combined Statement of Additional Information relating to the International Small Cap Fund and the International Growth Fund (as well as other Fremont Funds) dated March 1, 1999.

     * Statement of Additional Information relating to this Combined Proxy Statement and Prospectus.

     Those documents are available without charge by writing to the Company at 333 Market Street, 26th Floor, San Francisco, California 94105, or by calling
(800) 548-4539 (press 2).

     The Annual Report to Shareholders of the International Small Cap Fund and the International Growth Fund for the fiscal year ended October 31, 1998, containing audited financial statements of the International Small Cap Fund and the International Growth Fund, has been previously mailed to shareholders. The Semi-Annual Report for those Funds containing unaudited financial statements for the six months ended April 30, 1999 also has been mailed to shareholders. If you do not have a copy, additional copies of that Annual Report and Semi-Annual Report are available without charge by writing or calling the Company at its address and telephone number listed above. It is expected that this Combined Proxy Statement and Prospectus will be mailed to shareholders on or about October 29, 1999.

LIKE ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT AND PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

                                TABLE OF CONTENTS

I.    INTRODUCTION..........................................................   6
   A.    GENERAL............................................................   6
   B.    THE PROPOSAL.......................................................   6
   C.    COMPARISON OF EXPENSES.............................................   8
   D.    SHARES AND VOTING..................................................   9
II.   THE PROPOSAL..........................................................  12
   A.    DESCRIPTION OF THE PROPOSED MERGER.................................  12
      1.    THE REORGANIZATION..............................................  12
      2.    EFFECT OF THE MERGER............................................  13
      3.    FEDERAL INCOME TAX CONSEQUENCES.................................  13
      4.    DESCRIPTION OF THE EMERGING FUND SHARES.........................  14
      5.    CAPITALIZATION..................................................  14

   B.    COMPARISON OF THE FUNDS............................................  16
      1.    INVESTMENT OBJECTIVES AND POLICIES..............................  16
      2.    INVESTMENT RESTRICTIONS.........................................  16
      3.    COMPARATIVE PERFORMANCE INFORMATION.............................  20
      4.    ADVISORY FEES AND OTHER EXPENSES................................  21
      5.    PORTFOLIO ADVISORS..............................................  21
      6.    DISTRIBUTION AND SHAREHOLDER SERVICES...........................  22
      7.    REDEMPTION AND EXCHANGE PROCEDURES..............................  22
      8.    INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.........  23
      9.    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS................  23
      10.   SHAREHOLDERS'RIGHTS.............................................  23
   C.    RISK FACTORS.......................................................  24
   D.    RECOMMENDATION OF THE BOARD OF DIRECTORS...........................  24
   E.    DISSENTERS'RIGHTS OF APPRAISAL.....................................  25
   F.    FURTHER INFORMATION ABOUT THE INTERNATIONAL SMALL CAP FUND
         AND THE INTERNATIONAL GROWTH FUND..................................  25
   G.    VOTE REQUIRED......................................................  26
   H.    FINANCIAL HIGHLIGHTS...............................................  26
III.     MISCELLANEOUS ISSUES...............................................  28
   A.    OTHER BUSINESS.....................................................  28
   B.    NEXT MEETING OF SHAREHOLDERS.......................................  29
   C.    LEGAL MATTERS......................................................  29
   D.    EXPERTS............................................................  29

                                I. INTRODUCTION

A. GENERAL

     The Fremont Funds' Board of Directors called this shareholder meeting to allow shareholders to consider and vote on the proposed Merger of the International Small Cap Fund into the International Growth Fund. The Board of Directors (including a majority of the independent directors, meaning those directors who are not "interested" persons under the Investment Company Act of 1940, as amended (the "1940 Act")) voted on September 28, 1999, to approve the Merger subject to the approval by the International Small Cap Fund's shareholders.

     The investment advisor for each Fund is Fremont Investment Advisors, Inc. (the "Advisor"). The Advisor has hired a subadvisor for each of the Funds. Bee & Associates, Incorporated is the subadvisor to the International Small Cap Fund and Capital Guardian Trust Company (CGTC) is the subadvisor to the International Growth Fund. The Advisor recommends that you approve the Merger because it believes the Merger can increase the managerial efficiencies of these two Funds if they are merged. This is possible since each Fund invests in international securities, both look for reasonably priced, good value companies with a strong upside.


B. THE PROPOSAL AND SUMMARY COMPARISON OF THE FUNDS


     At the Shareholder Meeting, the shareholders of the International Small Cap Fund will be asked to approve the proposed Merger of the International Small Cap Fund into the International Growth Fund. The Merger will include the transfer of substantially all of the assets and liabilities of the International Small Cap Fund to the International Growth Fund. All International Small Cap Fund shareholders will receive International Growth Fund Shares in exchange. The International Small Cap Fund will then be terminated and liquidated.

     The investment objective of the International Small Cap Fund is to seek long-term capital appreciation by investing in small capitalization companies, those with market capitalizations less than $1 billion, based outside of the U.S. The International Growth Fund's investment objective is to seek long-term capital appreciation by investing primarily in international stocks of reasonably priced, high-quality companies that are likely to grow over the long term. The International Small Cap Fund will invest at least 65% of its total assets in international small cap companies, while the International Growth Fund will invest at least 90% of its total assets in issuers outside of the U.S. Although the small-cap securities in the International Small Cap Fund and the mid-cap securities in the International Growth Fund are subject to substantially similar international risks, the International Growth Fund is required to invest at least 90% of its total assets in securities of issuers based outside of the U.S., where the International Small Cap is required to invest at least 65% in international small cap companies.

     Each Fund may have more than 25% of its assets invested in securities of companies domiciled in the countries of Japan, the United Kingdom and/or Germany. These are among the leading industrial economies outside the United States and the values of their stock markets account for a significant portion of the value of international markets. The Funds may also invest in ADRs, GDRs and in securities of issuers located in emerging market countries.

     Unlike the International Small Cap Fund, the International Growth Fund is a diversified mutual fund. This means that the International Growth Fund cannot invest as much of its portfolio in individual companies and its share price should be less volatile than the share price of a non-diversified fund like the International Small Cap Fund. The International Growth Fund's investments emphasize larger companies, which are generally less vulnerable to changing earnings, competition and limited products and services, resulting in a potentially less volatile share price.


     The Advisor seeks to increase the managerial efficiencies of these two Funds. The International Small Cap Fund shareholders may be able to take advantage of a Fund that has more investment flexibility. Because of its smaller size and limitations on the size of companies in which it invests, the International Small Cap Fund was unable to take full advantage of investment opportunities within its own strategy and in investment areas available to the International Growth Fund.

     The purchase, redemption and exchange arrangement of the Funds, which are discussed in Section II.B below, are identical. The International Growth Fund and the International Small Cap Fund shares, which are both subject to a 0.25% Rule 12b-1 distribution plan, are sold directly to the public at their net asset value without a sales charge. Currently, however, the 0.25% Rule 12b-1 distribution fee is not charged on the International Small Cap Fund shares. If the Merger is completed, all shareholders of the International Small Cap Fund on the Effective Date would receive shares of the International Growth Fund, and become subject to that Rule 12b-1 fee.

     The Advisor and the Board of Directors believe that the Merger is in the best interest of the International Small Cap Fund shareholders, and that the interests of existing shareholders of the International Growth Fund will not be diluted as a result of the Merger. See Section II.D below.


     The Advisor will pay the costs of the Merger, the Shareholder Meeting and solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Advisor and the Board of Directors also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

C. COMPARISON OF EXPENSES

     The following table shows the comparative fees and expenses you may pay if you buy and hold shares of the Funds. The Funds do not impose any front-end or deferred sales loads nor do they charge shareholders for exchanging shares or reinvesting dividends.

Fees and Expenses of the Funds (as of October 31, 1998)

                                        Fremont          Fremont         Fremont
                                     International    International   International
                                     Small Cap Fund    Growth Fund     Growth Fund
                                     --------------   -------------   -------------
                                                        (Current)      (Pro Forma)
SHAREHOLDER FEES (fees paid
directly from your investment)
    Redemption Fee                       2.00% +           0.00%           0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets)
    Management Fee                       1.25%             1.00%           1.00%
    Distribution/Service
      (12b-1) Fee                        0.00%             0.25%           0.25%
    Other Expenses                       1.30%             0.40%           0.40%
                                         ----              ----            ----

TOTAL ANNUAL FUND OPERATING EXPENSES     2.55%             1.65%           1.65%
                                         ----              ----            ----
    Fee Reduction and/or Expense
    Reimbursement                        1.05%             0.15%           0.15%
                                         ----              ----            ----
NET EXPENSES++                           1.50%             1.50%           1.50%
                                         ====              ====            ====

+ The Fund charges a 2% redemption fee on shares held for fewer than 6 months.


++ The Advisor has contractually agreed to reduce its fees and/or absorb expenses to limit total annual operating expenses (excluding interest, tax and ordinary expenses) to 1.50% until March 1, 2000, which is expected to be renewed for at least one additional year. See Section II.B.4. for a discussion of fees.


EXAMPLE OF FUND EXPENSES: This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and the changes specified above. This example is for comparison purposes only. It does not necessarily represent a Fund's actual expenses or returns.

Fund                             1 Year     3 Years     5 Years     10 Years
----                             ------     -------     -------     --------
International Small Cap Fund       $153       $793      $1,355       $2,885
International Growth Fund          $153       $520        $897       $1,955

D. SHARES AND VOTING

     The Company is a Maryland corporation and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Company currently has thirteen operating series, or funds, including the Funds. Each series has its own investment objective and policies and operates independently for purposes of investments, dividends, other distributions and redemptions. The International Small Cap Fund and the International Growth Fund have their own fee and expense structure. Both Funds have shares that have been issued and sold to the public.

     The International Small Cap Fund's shareholders will receive shares of the International Growth Fund in exchange for their shares if the Merger is approved and completed. Further information about the shares of the International Growth Fund is contained in the Funds' Combined Statement of Additional Information.

     Each whole or fractional share of the International Small Cap Fund is entitled to one vote or corresponding fraction at the Shareholder Meeting. At the close of business on October 8, 1999, the record date for the determination of shareholders entitled to vote at the Shareholder Meeting (the "Record Date"), there were 1,086,802.595 shares outstanding held by 175 record holders (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers).

     All shares represented by each properly signed proxy received before the Shareholder Meeting will be voted. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Shareholder Meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted FOR approval of the Merger, as more fully described in this Combined Proxy Statement and Prospectus. A proxy may be revoked by a shareholder at any time before its use by written notice to the Company, by submission of a later-dated proxy or by voting in person at the Shareholder Meeting. If any other matters come before the Shareholder Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

     The presence in person or by proxy of shareholders entitled to cast a majority of the votes entitled to be cast at the Shareholder Meeting will constitute a quorum. When a quorum is present, a majority of the shares voted shall decide the proposal. The Shareholder Meeting may be adjourned from time to time by a majority of the votes properly voting on the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the Shareholder Meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. The persons named in the proxy will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is for more than 60 days from the date set for the original meeting (in which case the Board of Directors will set a new record date), the Company will give notice of the adjourned meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the meeting.

     Proxies may be voted by mail. All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares) will be counted toward establishing a quorum. Approval of the Merger will occur only if a sufficient number of votes are cast FOR that proposal. Abstentions do not constitute a vote "for" and effectively result in a vote "against." Broker non-votes do not represent a vote "for" or "against" and are disregarded in determining whether the proposal has received enough votes.

     As of the Record Date, the International Small Cap Fund's and the International Growth Fund's shareholders of record and (to the Company's knowledge) beneficial owners who owned more than five percent of each Fund's shares are as follows:

                                                        Percentage of the
                                                  International Small Cap Fund's
International Small Cap Fund Shareholder                Outstanding Shares
----------------------------------------                ------------------
Louisa S. Sarofim                                             38.77%
Bevis Longstreth
1001 Fannin Street
Houston, TX  77002

Charles Schwab & Co., Inc.                                    14.93%
101 Montgomery Street
San Francisco, CA  94104-4122

Fremont Investors, Inc.                                       10.28%
50 Fremont Street, Ste. 3600
San Francisco, CA  94105-2239

Marshall F. Wallach                                            9.94%
Estate of Bruce B. Bee
c/o The Wallach Company Inc.
1401 17th Street, Suite 760
Denver, CO 80202-1396

Manpower Demonstration Research Co.                            5.67%
16 E. 34th Street, 19th Floor
New York, NY 10016-1328

                                                        Percentage of the
                                                  International Small Cap Fund's
International Small Cap Fund Shareholder                Outstanding Shares
----------------------------------------                ------------------
BF Fund Limited                                               24.32%
50 Fremont Street, Ste. 3600
San Francisco, CA  94105-2239

Stephen D Bechtel Jr., Trust                                  11.61%
P.O. Box 193809
San Francisco, CA 94119-3809

Charles Schwab & Co., Inc.                                     6.62%
101 Montgomery Street
San Francisco, CA 94104-4122

     The Officers and Directors of the Company, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the International Small Cap Fund or International Growth Fund as of the Record Date.

                                II. THE PROPOSAL

A. DESCRIPTION OF THE PROPOSED MERGER

     1.   THE MERGER

     If the Merger is approved, on the Effective Date the International Growth Fund will acquire substantially all of the assets and liabilities of the International Small Cap Fund. At that time, the International Growth Fund will issue to the International Small Cap Fund the number of International Growth Fund Shares determined by dividing the value of the International Small Cap Fund's net assets so transferred by the net asset value of one International Growth Fund Share. The net asset value of the International Growth Fund and the net asset value of the International Small Cap Fund will be calculated at the close of business on the date immediately preceding the Effective Date (the "Valuation Date") in accordance with the Funds' valuation procedures described in Fremont Mutual Funds, Inc.'s Combined Prospectus dated March 1, 1999.

     At the same time as that asset transfer, the International Small Cap Fund will distribute the International Growth Fund Shares it receives pro rata to each remaining shareholder of the International Small Cap Fund based on the percentage of the outstanding shares of the International Small Cap Fund held of record by that shareholder on the Valuation Date. For example, on April 30, 1999, the value of the aggregate net assets of the International Small Cap Fund was approximately $8,627,828. The International Small Cap Fund Shares were valued at $7.36 per share. The net asset value of each International Growth Fund Share was $11.33. Therefore, if the Effective Date had been April 30, 1999, the International Small Cap Fund would then have redeemed each of its then outstanding shares in exchange for .650 International Growth Fund Shares.

     This distribution of the International Growth Fund Shares to the International Small Cap Fund's shareholders will be accomplished by the establishment of accounts on the International Growth Fund's share records in the names of those shareholders, representing the respective pro rata number of International Growth Fund Shares deliverable to them. Fractional shares will be carried to the third decimal place. Certificates evidencing the International Growth Fund Shares will not be issued to the International Small Cap Fund's shareholders.

     Immediately following the International Small Cap Fund's pro rata liquidating distribution of the International Growth Fund Shares to the International Small Cap Fund shareholders, the International Small Cap Fund will liquidate and terminate.

     Completion of the Merger is subject to approval by the shareholders of the International Small Cap Fund. The Merger may be abandoned at any time before the Effective Date if a majority of the Company's Board of Directors votes to abandon it.

     The Advisor will pay all costs and expenses of the Merger, including those associated with the Shareholder Meeting, the copying, printing and distribution of this Combined Proxy Statement and Prospectus, and the solicitation of proxies for the Shareholder Meeting.

     The above is a summary of the Merger and is not a complete description of the terms of the Merger, which are set forth in the Agreement and Plan of Reorganization attached as Exhibit A to this document.

     2. EFFECT OF THE MERGER

     If the Merger is approved by the International Small Cap Fund's shareholders and completed, shareholders of the International Small Cap Fund as of the Effective Date will become shareholders of the International Growth Fund. The total net asset value of the International Growth Fund Shares held by each Shareholder of the International Small Cap Fund immediately after completion of the Merger will be equivalent to the total net asset value of the International Small Cap Fund Shares held by that same shareholder immediately before completion of the Merger.

     On or before the Effective Date the International Small Cap Fund intends to distribute all of its then-remaining net investment income and realized capital gains.

     After the Merger, the investment advisor for the International Growth Fund will continue to be Fremont Investment Advisors, Inc., and First Fund Distributors, Inc., will continue to be the International Growth Fund's Distributor. The International Growth Fund will continue to be managed in accordance with its existing investment objective and policies.

     3. FEDERAL INCOME TAX CONSEQUENCES

     As a condition to closing the Merger, the International Small Cap Fund and the International Growth Fund must receive a favorable opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to the International Growth Fund, substantially to the effect that, for federal income tax purposes: (a) the transfer by the International Small Cap Fund of substantially all of its assets and liabilities to the International Growth Fund solely in exchange for the International Growth Fund Shares, as described above, is a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) no gain or loss will be recognized by the International Small Cap Fund upon the transfer of substantially all of its assets to the International Growth Fund in exchange solely for shares of the International Growth Fund Shares; (c) no gain or loss will be recognized by the International Growth Fund on receipt of the International Small Cap Fund's assets in exchange for the International Growth Fund Shares; (d) the aggregate tax basis of the assets of the International Small Cap Fund in the hands of the International Growth Fund is, in each instance, the same as the basis of those assets in the hands of the International Small Cap Fund immediately before the transaction; (e) the holding period of the International Small Cap Fund's assets in the hands of the International Growth Fund includes the period during which the assets were held by the International Small Cap Fund; (f) no gain or loss is recognized to the shareholders of the International Small Cap Fund upon the receipt of the International Growth Fund Shares solely in exchange for the Fund's shares; (g) the basis of the International Growth Fund Shares received by the International Small Cap Fund shareholders is, in each instance, the same as the basis of the International Small Cap Fund shares surrendered in exchange therefor; and (h) the holding period of the International Growth Fund Shares received by the International Small Cap Fund shareholders includes the holding period during which shares of the International Small Cap Fund were held, provided that those shares were held as a capital asset in the hands of the International Small Cap Fund shareholders on the date of the exchange. The Company does not intend to seek a private letter ruling from the Internal Revenue Service with respect to the tax effects of the Merger, and one is not required.

     4. DESCRIPTION OF THE INTERNATIONAL GROWTH FUND SHARES

     Each International Growth Fund Share issued to International Small Cap Fund shareholders pursuant to the Merger will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each International Growth Fund Share will represent an equal interest in the assets of the International Growth Fund. The International Growth Fund Shares will be sold and redeemed based upon the net asset value of the International Growth Fund next determined after receipt of the purchase or redemption request, as described in the International Growth Fund's Prospectus.

     5. CAPITALIZATION

     The capitalization of the Funds as of April 30, 1999, and their pro forma combined capitalization as of that date after giving effect to the proposed Merger, are as follows:

                                   International    International
                                      Growth          Small Cap       Pro Forma
                                       Fund             Fund           Combined
                                   -------------    -------------     ---------
Aggregate net assets                $38,779,123      $8,627,828      $47,406,951
Shares outstanding*                   3,423,283       1,171,713        4,184,197
Net asset value per share:
 Shares                             $     11.33      $     7.36      $     11.33

* Fremont Mutual Funds, Inc., is authorized to issue ten billion shares for all of its series.

B. COMPARISON OF THE FUNDS

     A brief comparison of the Funds is set forth below. See Section II.F. for more information.

     1. INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the International Small Cap Fund is to seek long-term capital appreciation by investing in small capitalization companies, meaning those with market capitalizations less than $1 billion, based outside of the U.S. The benchmark for this Fund is the MSCI EAFE Small Cap Index. This index is composed of companies with a market capitalization range of $200-$800 million (U.S.), applied consistently across 20 developed markets in Europe, Australia, and the Far East. Under normal market conditions, the International Small Cap Fund expects to hold not more than 30 common stocks in these companies, representing at least 65% of its total assets.

     In choosing investments for the International Small Cap Fund, its portfolio advisors generally seek companies that they believe to be undervalued relative to growth prospects and intrinsic value measurements. In seeking to identify financially sound companies, the Fund's subadvisor rigorously analyze all prospective holdings by subjecting them to the following three steps of their investment process: (1) identify companies with unique products or services; (2) conduct an in-depth analysis of each company's current management; and (3) analyze each company's revenue earnings and cash flow growth.

     The International Growth Fund's investment objective is to seek long-term capital appreciation by investing primarily in international stocks of reasonably priced, high-quality companies that are likely to grow over the long term. The benchmark for this Fund is the MSCI EAFE Index. This index is composed of all of the publicly traded stock in 20 developed markets. Among the countries included are Australia, France, Germany, Italy, Japan Singapore, Spain, the United Kingdom and the United States. The subadvisor monitors the entire portfolio to ensure sufficient regional and country diversification.


     This Fund normally invests at least 90% of its assets in securities of issuers based outside of the United States and in at least three foreign countries. The Fund uses a multi-manager approach, with the portfolio divided into segments and independently managed by a team member.


     2. INVESTMENT RESTRICTIONS

     Unlike the International Small Cap Fund, the International Growth Fund is a diversified fund and at least 90% of the value of its total assets, under normal circumstances, must be invested in securities of issuers based outside of the U.S. These securities can be represented by cash and cash items, certain other liquid securities and securities in other issuers in an amount not greater than 5% of its total assets. This is a 1940 Act requirement that the International

Small Cap Fund, as a non-diversified fund, is not subject to (however, other, less restrictive, limitations apply to the concentration of the International Small Cap Fund's assets invested in a single issuer.) Therefore, the International Small Cap Fund may invest a greater portion of its assets in the securities of a smaller number of issuers and could be subject to a greater risk with respect to each portfolio security. The International Growth Fund, because of its greater diversification in individual issuers and in the types of securities that it may invest in, may be subject to lower risks related to any particular stock, but remains subject to other risks, such as foreign security risks. However, the Advisor seeks to balance these risks through an active diversification strategy applied by the International Growth Fund's subadvisor. For these reasons, the Advisor believes that the International Growth Fund, over the long-term, presents lower overall risk of loss than the International Small Cap Fund.

     Except for the above difference in investment restrictions, both the International Growth Fund and the International Small Cap Fund have identical fundamental investment restrictions, which cannot be changed without the affirmative vote of a majority of each Fund's outstanding voting securities as defined in the 1940 Act. Neither the International Growth Fund nor the International Small Cap Fund may:

(1) Invest 25% or more of the value of its total assets in the securities or issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities or to tax-exempt securities issued by state governments or political subdivisions thereof.

(2) Buy and sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Funds may invest in securities secured by real estate, or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase and sell currencies (including forward currency exchange contracts), gold, bullion, futures contracts, and related options generally as described in their Combined Prospectus and Combined Statement of Additional Information.

(3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as the term is defined under the Securities Act of 1933, as amended.

(4) Make loans, except that a Fund may purchase debt securities, enter into repurchase agreements, and make loans of portfolio securities amounting to not more than 33% of its net assets calculated at the time of the securities lending.

(5) Borrow money, except from banks for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. A Fund will not purchase securities while such borrowings are outstanding.

(6) Change its status as either a diversified or a non-diversified investment company.

(7) Issue senior securities, except as permitted under the 1940 Act, and except that the Company and the Funds may issue shares of common stock in multiple series or classes.

(8) Notwithstanding any other fundamental investment restriction or policy, each Fund may invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that Fund.

     Other current investment policies of the International Small Cap Fund and the International Growth Fund, which are not fundamental and which may be changed by action of the Board of Directors without shareholder approval, are as follows: Each Fund may not:

(1)  Invest in companies for the purpose of exercising control or management.

(2) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing.

(3) Invest in interests in oil, gas, or other mineral exploration or development programs or leases.

(4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years' continuous operation.

(5) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with futures contracts.

(6) Enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contract.

(7) Acquire securities or assets for which there is no readily available market or which are illiquid, if, immediately after and as a result of the acquisition, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

(8) Make short sales of securities or maintain a short position, except that a Fund may sell short "against the box."

(9) Invest in securities of an issuer if the investment would cause a Fund to own more than 10% of any class of securities of any one issuer.

(10) Acquire more than 3% of the outstanding voting securities of any one investment company.

     To the extent these restrictions reflect matters of operating policy, which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board and notice to shareholders.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

     3. COMPARATIVE PERFORMANCE INFORMATION

     The chart below shows the risks of investing in each Fund and how each Fund's total return has varied from year-to-year. The table compares each Fund's performance (for the year ended December 31, 1998) to commonly used indices for its market segment. Of course, past performance is no guarantee of future results.

           International                              International
          Small Cap Fund*                             Growth Fund**
---------------------------------          -----------------------------------
1995     1996      1997      1998           1995      1996     1997      1998
----     ----      ----      ----           ----      ----     ----      ----
2.78%   12.15%   -26.52%     4.12%          7.21%    13.01%   -8.38%     9.18%

* During the four-year period described above in the bar chart, the International Small Cap Fund's best quarter was Q4 1998 (+15.97%) and its worst quarter was Q4 1997 (-24.07%). This Fund's performance this year through September 30, 1999 was 10.67%

** During the four-year period described above in the bar chart, the International Growth Fund's best quarter was Q4 1998 (+16.28%) and its worst quarter was Q3 1998 (-14.72%). This Fund's performance this year through September 30, 1999 was 24.75%.

AVERAGE ANNUAL RETURNS THROUGH 12/31/98

                                                        Since inception of
                                         1 Year         the Fund (06/30/94)
                                         ------         -------------------
  International Small Cap Fund            4.12%               -4.96%
  MSCI EAFE Small Cap Index+              5.44%               -5.43%

                                                        Since inception of
                                         1 Year          the (03/01/94)
                                         ------         ------------------
  International Growth Fund               9.81%                3.50%
  MCSI EAFE Index+                       20.00%                7.75%

+ Each index represents an unmanaged group of stocks that does not reflect the deduction of management fees or expenses.

     MSCI EAFE SMALL CAP INDEX is a Morgan Stanley Capital Markets benchmark composed of companies with a market capitalization range of $200-$800 million (U.S.), applied consistently across 20 developed markets in Europe, Australia and the Far East.

     MCSI EAFE INDEX is a Morgan Stanley Capital Markets benchmark that measures performance of the international stock market. It combines the European, Australian and Far East markets into a single measure of performance. EAFE is market capitalization weighted, meaning that countries with larger stock markets have a greater impact on the index.

4. ADVISORY FEES AND OTHER EXPENSES


     Fremont Investment Advisors, Inc. (the "Advisor") serves as investment advisor to both Funds pursuant to an Investment Advisory and Administration Agreement between the Advisor and Fremont Mutual Funds, Inc. The agreement on behalf of the International Growth Fund was first entered into on March 1, 1994, and the agreement on behalf of the International Small Cap Fund was first entered into on June 30, 1994. The International Growth Fund pays the Advisor a management fee calculated at an annualized rate of 1.00% and an administrative fee of 0.15% of the average daily net assets of the International Growth Fund. The International Small Cap Fund pays the Advisor a management fee calculated at an annualized rate of 1.25% and an administrative fee of 0.15% of the average daily net assets of the International Small Cap Fund. The total annual expense ratio of both the Funds is currently capped at 1.50% through March 1, 2000 under an agreement with the Advisor.


     For the fiscal year ended October 31, 1998, the Advisor received management fees of approximately $511,754 from the International Growth Fund. The Advisor accrued management fees of approximately $89,672 from the International Small Cap Fund. Of these fees, the Advisor reduced its fees or reimbursed expenses of the International Growth Fund and the International Small Cap Fund to approximately $59,431 and $65,386, respectively.

5. PORTFOLIO ADVISORS

     Fremont Investment Advisors, Inc., is the investment advisor of each Fund. As of October 31, 1998, the Advisor managed approximately $2.2 billion on behalf of roughly 27,000 investors in the Fremont Funds. The Subadvisor to the International Growth Fund is Capital Guardian Trust Company (CGTC). Capital Guardian Trust is part of The Capital Group Companies organization, which traces its roots back to 1931. As of December 31, 1998, Capital Guardian managed over $83 billion in assets primarily for institutional investors. CGTC employs a multiple portfolio manager system. Nine individual portfolio managers and the collective research analyst team are each given a portion of the portfolio's assets to manage. Each manager's style varies, however, they have a unifying investment objective: superior long term returns versus the same benchmark index. The entire portfolio is carefully monitored to ensure sufficient regional and country diversification.

6. INVESTMENTS, DISTRIBUTION, AND SHAREHOLDER SERVICES


     First Fund Distributors, Inc. (the "Distributor"), 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018 serves as the Funds' Distributor and principal underwriter in a continuous public offering of the Fund's shares. The Distributor does not impose any sales charge on purchases of shares. The Company has adopted a Share Marketing Plan (the "Plan") under Rule 12b-1 with respect to the International Small Cap Fund's shares and the International Growth Fund's shares. Currently, no distribution fees are being charged on International Small Cap Fund shares.

     The shares of the International Growth Fund to be issued in the Merger will not be subject to any sales charge. No sales charge is imposed by either Fund on reinvestment of dividends or capital gains distributions.


     The Funds generally require a minimum initial investment of $2,000 ($1,000 for various types of retirement accounts) and subsequent investments of $100 or more. Shares may be purchased by mail, telephone, wire transfer of funds, and automatically. Both Funds have automatic investment plans under which amounts are electronically withdrawn from shareholders' accounts with banks and are applied to purchase shares of the Funds. You may also purchase, redeem, or exchange shares through authorized intermediaries, which may charge for their services.

     An order for the purchase of shares is priced at the Fund's net asset value
(NAV) calculated at the close of trading of the New York Stock Exchange (NYSE) on the day the order is received, normally 4:00 p.m. Eastern Time. Orders received after that time are processed at the next day's NAV.


7. REDEMPTION AND EXCHANGE PROCEDURES

     Shareholders of each Fund may redeem their shares at the net asset value next determined after receipt of a written redemption request or a telephone redemption order without the imposition of any fee or other charge.

     Fremont shareholders may exchange shares in one Fund for shares in another Fund with the same shareholder account registration, taxpayer identification number and address without the imposition of any sales charges or exchange fees. A minimum of $100 must be exchanged into a Fund the shareholder currently owns and a $2,000 minimum for investing in a new Fund. An exchange may result in a realized gain or loss for tax purposes. However, because excessive exchanges can harm a Fund's performance, the Company reserves the right to terminate, either temporarily or permanently, the exchange privileges of any shareholder. Shares can be exchanged by telephone at (800) 548-4539 (press 2).

     Other restrictions may apply. Refer to the Combined Prospectus and the Combined Statement of Additional Information for other exchange policies.

8. INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year, if any. The International Growth Fund intends to distribute substantially all of its net investment income annually, on or about December 15. Each Fund also distributes short-term net realized capital gains, if any, once each year in October.

     Each Fund has elected and qualified as a separate "regulated investment company" under Subchapter M of the Code for federal income tax purposes and meets all other requirements that are necessary for it (but not its shareholders) to pay no federal taxes on income and capital gains paid to shareholders in the form of dividends. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

9. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Advisor is responsible for decisions to buy and sell securities for each Fund, broker-dealer selection, and negotiation of commission rates. In placing orders for the Funds' portfolio transactions, the Advisor's or Subadvisor's primary consideration is to obtain the most favorable price and execution available, although the Advisor or Subadvisor also may consider research and brokerage services provided by the securities broker-dealer, as factors in considering through whom portfolio transactions will be effected. The Funds may pay to those securities broker-dealers who provide brokerage and research service to the Advisor or Subadvisor a higher commission than that charged by other securities broker-dealers if the Advisor or Subadvisor determines in good faith that the amount of the commission is reasonable in relation to the value of those services in terms either of the particular transaction, or in terms of the overall responsibility of the Advisor or Subadvisor and to any other accounts over which the Advisor or Subadvisor exercises investment discretion.

10. SHAREHOLDERS' RIGHTS

     The Company is a Maryland corporation. Because each Fund is a series of the Company, its operations are governed by the Company's By-laws and applicable Maryland law.

     The Funds normally will not hold meetings of shareholders except as required under the Investment Company Act and Maryland law. However, shareholders holding 10% or more of the outstanding shares of a Fund may call meetings for the purpose of voting on the removal of one or more of the Directors.

     Shareholders of each Fund have no preemptive, conversion or subscription rights. The shares of each Fund have non-cumulative voting rights, with each shareholder of the Funds entitled to one vote for each full share of the Funds (and a fractional vote for each fractional share) held in the shareholder's name on the books of the Funds as of the record date for the action in question. On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. The shares of all the Funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Funds' independent accountants.

C. RISK FACTORS


     Each of the International Small Cap Fund's and International Growth Fund's portfolio is subject to the general risks of investing in foreign stocks. These risks include changing market conditions, economic and political instability, and changes in currency exchange rates. Information on foreign companies is often limited, and financial information may be prepared following accounting rules that are different from those used by public companies in the United States. The International Growth Fund will invest at least 90% of its total assets in securities of issuers based outside of the U.S. The International Small Cap Fund invests at least 65% of its total assets in the stocks of international small cap companies.The International Small Cap Fund is a non-diversified mutual fund. This means that the International Smal Cap Fund may make larger investments in individual companies and its share price may be more volatile than the share price of a more diversified fund. The International Small Cap Fund's investments emphasize smaller companies, which are generally more vulnerable to changing earnings, competition and limited products and services, resulting in a potentially more volatile share price. Because the International Growth Fund is more diversified and invests in larger companies, it is less likely to be significantly affected by changes in the value of a particular stock or stocks, particularly those of international small cap companies. Please see the discussion under Section II.B.2. for more information.


D. RECOMMENDATION OF THE BOARD OF DIRECTORS

     The Board of Directors of the Company (including a majority of the independent Directors), after due consideration, has unanimously determined that the Merger is in the best interests of the shareholders of the International Small Cap Fund and that the interests of the shareholders of the International Small Cap and International Growth Funds would not be diluted. In reaching this conclusion, the Board specifically considered, among others, the following factors:

* That due to its size, the International Small Cap Fund is too inefficient and uneconomical to continue indefinitely and this situation is unlikely to change in the near future.

* That the expense ratio of the International Growth Fund is capped at the same level as the International Small Cap Fund.

* The expected absence of adverse effects on the International Growth Fund by adding the International Small Cap Fund's assets to it.

* The risks associated with an investment in the International Growth Fund may be lower because the Fund is a diversified fund (the International Small Cap Fund is non-diversified) and is not limited to small capitalization companies.

         ---------------------------------------------------------------
         THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS
                     VOTE FOR THE ADOPTION OF THE PROPOSAL.
         ---------------------------------------------------------------

E. DISSENTERS' RIGHTS OF APPRAISAL

     Shareholders of the International Small Cap Fund who object to the proposed Merger will not be entitled to any "dissenters' rights" under Maryland law. However, those shareholders have the right at any time up to when the Merger occurs to redeem shares of the International Small Cap Fund at net asset value or to exchange their shares for shares of the other Funds offered by the Company (including the International Growth Fund) without charge. After the Merger, shareholders of the International Small Cap Fund will hold shares of the International Growth Fund, which may also be redeemed at net asset value in accordance with the procedures described in the International Growth Fund's Prospectus dated March 1, 1999, subject to applicable redemption procedures.


F. FURTHER INFORMATION ABOUT THE INTERNATIONAL SMALL CAP FUND AND THE INTERNATIONAL GROWTH FUND

     Further information about the International Small Cap Fund and the International Growth Fund is contained in the following documents:

     Combined Prospectus for the International Small Cap Fund (with other funds of Fremont Mutual Funds, Inc.), dated March 1, 1999.

     Combined Statement of Additional Information for the International Small Cap Fund (with other funds of Fremont Mutual Funds, Inc.), dated March 1, 1999.

     In addition, other documents that relate to each of the Funds are available, without charge, by writing to the Fremont Funds at 333 Market Street, 26th Floor, San Francisco, California 94105 or by calling (800) 548-4539 (press
2).


     The Company is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and it files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, NW, Washington, D.C. 20549, and at the SEC's regional offices at 500 West Madison Street, Suite 1400, Chicago, Illinois 60661 and 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of these materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, of the SEC, Washington, D.C. 20549. Call (800) SEC-0330 toll free for more information, or see the SEC web site at www.sec.gov.


G. VOTE REQUIRED

     Approval of the proposed Merger requires the affirmative vote of the holders of a majority of the shares of the International Small Cap Fund present or voting by proxy at the Shareholder Meeting. If the shareholders of the International Small Cap Fund do not approve the proposed Merger, or if the Merger is not consummated for any other reason, then the Board of Directors will take any further action it deems to be in the best interest of the International Small Cap Fund and its shareholders, including liquidation, subject to approval by the shareholders of the International Small Cap Fund if required by applicable law.

H. FINANCIAL HIGHLIGHTS


     The following financial highlights tables are intended to help you understand each Fund's past financial performance. The total returns reflect the rate an investor would have earned or lost on an investment, assuming reinvestment of dividends and distributions. The following selected per-share data and ratios for each period ended October 31, were audited by PricewaterhouseCoopers LLP. Their report appears in the 1998 Annual Report of the Funds. The unaudited information for the six months ended April 30, 1999 appears in the Funds' 1999 Semi-Annual Report. Both reports are available by request.

----------------------------------------------------------------------------------------------------------
                                                         INTERNATIONAL SMALL CAP FUND
----------------------------------------------------------------------------------------------------------
                                        6 MONTHS                                                 PERIOD
                                         ENDED        YEAR        YEAR     YEAR       YEAR        FROM
                                        4/30/99       ENDED       ENDED    ENDED      ENDED     6/30/94 TO
                                      (UNAUDITED)     1998        1997     1996       1995       10/31/94
                                      -----------     ----        ----     ----       ----       --------
NET ASSET VALUE - BEGINNING OF PERIOD   $ 6.58       $ 8.23      $10.15   $ 9.00      $ 9.86      $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                      .01          .04         .14      .14         .10        (.01)
Net realized and unrealized
gain/(loss)                                .78        (1.40)      (1.58)    1.08        (.88)       (.13)
                                        ------       ------      ------   ------      ------      ------
   Total investment operations             .79        (1.36)      (1.44)    1.22        (.78)       (.14)
                                        -----        ------      ------   ------      ------      ------
LESS DISTRIBUTIONS:
From net investment income                (.01)        (.21)       (.21)    (.07)       (.08)         --
From net realized gains                     --         (.08)       (.27)      --          --          --
                                        ------        -----      ------   ------      ------      ------
   Total distributions                    (.01)        (.29)       (.48)    (.07)       (.08)         --
                                        ------        -----      ------   ------      ------      ------
NET ASSET VALUE - END OF PERIOD         $ 7.36        $6.58      $ 8.23   $10.15      $ 9.00      $ 9.86
                                        ======        =====      ======   ======      ======      ======
TOTAL RETURN                             12.04%(1)   -16.76%(1)  -14.56%   13.69%(1)   -7.96%(1)   -1.40%
----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000's)    $8,628       $5,694      $8,534   $9,214      $4,245      $1,768
Ratio of expenses to average net
  assets(2)(3)                            1.50%*       1.50%       1.50%    1.81%       2.06%       2.50%*
Ratio of gross expenses to average net
  assets(2)(3)                            2.67*        2.55%       1.50%    2.50%       2.50%       2.50%*
Ratio of net investment income to
 average net assets                       0.25%*        .91%       1.97%    1.61%       1.67%      -0.28%*
Portfolio turnover rate                     18%         148%         56%      74%         96%         --
----------------------------------------------------------------------------------------------------------

See footnote references below.

-------------------------------------------------------------------------------------------------------
                                                            INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------------------------------------
                                        6 MONTHS                                              PERIOD
                                         ENDED        YEAR        YEAR     YEAR      YEAR      FROM
                                        4/30/99       ENDED       ENDED    ENDED     ENDED   6/30/94 TO
                                      (UNAUDITED)     1998        1997     1996      1995     10/31/94
                                      -----------     ----        ----     ----      ----     --------
NET ASSET VALUE - BEGINNING OF PERIOD   $ 10.34      $10.37     $ 10.40   $  9.72   $  9.79   $  9.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income                       .01         .05         .02      (.02)      .10       .02
Net realized and unrealized
gain/(loss)                                1.90         .03        (.02)      .71      (.09)      .20
                                        -------      ------     -------   -------   -------   -------
   Total investment operations             1.91         .08          --       .69       .01       .22
                                        -------      ------     -------   -------   -------   -------
LESS DISTRIBUTIONS:
From net investment income                               --          --      (.01)     (.08)       --
From net realized gains                    (.91)       (.11)       (.03)       --        --        --
                                        -------      ------     -------   -------   -------   -------
   Total distributions                     (.92)       (.11)       (.03)     (.01)     (.08)       --
                                        -------      ------     -------   -------   -------   -------
NET ASSET VALUE - END OF PERIOD         $ 11.33      $10.34      $10.37   $ 10.40   $  9.72   $  9.79
                                        =======      ======     =======   =======   =======   =======
TOTAL RETURN                              19.85%(1)     .80%(1)   -0.01%     7.07%     0.13%     2.30%
-------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000's)    $38,779       $41,623   $38,643   $35,273   $32,156   $29,725
Ratio of expenses to average net
assets(2)                                  1.50%*      1.50%       1.50%     1.50%     1.50%     1.50%*
Ratio of gross expenses to average net
assets(2)                                  1.71%       1.65%         --        --        --        --
Ratio of net investment income to
 average net assets                        -.07%*       .53%        .34%     -.20%     1.19%      .35%*
Portfolio turnover rate                      34%        106%         95%       74%       32%       30%
-------------------------------------------------------------------------------------------------------

1. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISOR NOT WAIVED AND/OR REIMBURSED EXPENSES.
2. THE ADVISOR IS CONTRACTUALLY OBLIGATED TO LIMIT FUND EXPENSES TO 1.50% UNTIL MARCH 1, 2000. PRIOR TO MARCH 1, 1998, THE ADVISOR RECEIVED A SINGLE MANAGEMENT FEE (I.E., UNITARY FEE) FROM THESE FUNDS. IN THE FUTURE, THE ADVISOR MAY BE REIMBURSED FOR WAIVED FEES UP TO THREE YEARS FOLLOWING REIMBURSEMENT, AND IF THE BOARD OF DIRECTORS HAS APPROVED THE REIMBURSEMENT.
3. MANAGEMENT FEES WERE VOLUNTARILY WAIVED FROM FEBRUARY 1, 1995 TO OCTOBER 31, 1996.
*    ANNUALIZED

                            III. MISCELLANEOUS ISSUES

A. OTHER BUSINESS

     The Board of Directors of the Company knows of no other business to be brought before the Shareholder Meeting. If any other matters come before the Shareholder Meeting, it is the Board's intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named on those proxies.

B. NEXT MEETING OF SHAREHOLDERS

     The Company is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. If the Merger is not completed, the next meeting of the shareholders of the International Small Cap Fund will be held at such time as the Board of Directors may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Company at its office at a reasonable time before the meeting, as determined by the Board of Directors, to be included in the Company's proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C. LEGAL MATTERS


         Paul, Hastings, Janofsky & Walker LLP, counsel to the Company, have rendered a legal opinion as to the legality of the shares of the International Growth Fund to be issued and as to the tax-free nature of the Merger for federal income tax purposes.


D. EXPERTS

     The financial statements of the International Small Cap Fund for the year ended October 31, 1998, contained in the Company's 1998 Annual Report to Shareholders, and the financial statements of the International Growth Fund for the year ended October 31, 1998, contained in the Company's 1998 Annual Report to Shareholders, have been audited by PricewaterhouseCoopers LLP, independent auditors, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given their authority as experts in accounting and auditing. Also incorporated by reference are the unaudited financial statements for each of the International Small Cap Fund and International Growth Fund for the six months ended April 30, 1999, contained in the Company's 1999 Semi-Annual Report to Shareholders.

              -----------------------------------------------------
              PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND
                   RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE
              -----------------------------------------------------

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this 15th day of September, 1999, by Fremont Mutual Funds, Inc., a Maryland corporation (the "Corporation"), for itself and on behalf of the Fremont International Growth Fund (the "Acquiring Fund"), a series of the Corporation, and on behalf of the Fremont International Small Cap Fund (the "Acquired Fund"), also a series of the Corporation.

     In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Acquired Fund be transferred to the Acquiring Fund, and that the Acquiring Fund assume the Stated Liabilities (as defined in paragraph 1.3) of the Acquired Fund, in exchange for shares of the Acquiring Fund ("Acquiring Fund Shares"), and that these Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Acquired Fund to its shareholders in liquidation of the Acquired Fund. This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code").

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1. REORGANIZATION OF ACQUIRED FUND

1.1 Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the "Fund Assets") to the Acquiring Fund and the Acquiring Fund shall assume the Acquired Fund's Stated Liabilities. The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Fund full and fractional Acquiring Fund Shares, the number of which shall be determined by dividing (a) the value of the Acquired Fund Assets, net of the Acquired Fund's Stated Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing"). Immediately following the Closing, the Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transactions are hereinafter sometimes collectively referred to as the "Reorganization."

1.2 (a) With respect to the Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund's books on the Closing Date.

     (b) Before the Closing Date, the Acquired Fund will provide the Acquiring Fund with a schedule of its assets and its known liabilities, and the Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Acquired Fund's Assets before the Closing Date but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. Before the Closing Date, the Acquiring Fund will advise the Acquired Fund of any investments of the Acquired Fund shown on such schedule which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. If the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund, will dispose of those securities prior to the Closing Date to the extent practicable. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations before to the Closing Date. The Acquiring Fund will assume all liabilities and obligations reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by the administrator of the Corporation as of the Applicable Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period ("Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities of the Acquired Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued.

1.4 Immediately following the Closing, the Acquired Fund will distribute the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. That distribution will be accomplished by an instruction, signed by an appropriate officer of the Corporation, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective pro rata number of shares of the Acquiring Fund due such Acquired Fund Investor based on the respective net asset values per share of the shares of the Acquired Fund. All issued and outstanding shares of the Acquired Fund will be cancelled simultaneously therewith on the Acquired Fund's books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.l.

1.5 If any request shall be made for a change of the registration of shares of the Acquiring Fund to another person from the account of the stockholder in which name the shares are registered in the records of the Acquired Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and that the person requesting such registration shall pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

1.6 Following the transfer of assets by the Acquired Fund to the Acquiring Fund, the assumption of the Acquired Fund's Stated Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, the Corporation shall terminate the qualification, classification and registration of the Acquired Fund with all appropriate federal and state agencies. Any reporting or other responsibility of the Corporation is and shall remain the responsibility of the Corporation up to and including the date on which the Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

2. VALUATION

2.1 The value of the Acquired Fund's Fund Assets shall be the value of those assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the "Applicable Valuation Date").

2.2 The net asset value of each share of the Acquiring Fund shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information.

2.3 All computations of value contemplated by this Article 2 shall be made by the Acquiring Fund's administrator in accordance with its regular practice as pricing agent. The Acquiring Fund shall cause its administrator to deliver a copy of its valuation report to the Corporation and to the Acquired Fund at the Closing.

3. CLOSING(S) AND CLOSING DATE

3.1 The Closing for the Reorganization shall occur on December 14, 1999, and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a "Closing Date"). The Closing(s) shall be held at the offices of Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104 or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 10:00 A.M., local time on the Closing Date unless otherwise provided.

3.2 The Acquiring Fund's custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Fund Assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.

3.3 Notwithstanding anything herein to the contrary, if on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Corporation, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4. COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE ACQUIRED FUND

4.1 With respect to the Acquired Fund, the Corporation has called or will call a meeting of Acquired Fund shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Acquired Fund's liquidating distribution of Acquiring Fund Shares contemplated hereby, and for the Corporation to terminate the Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to the Acquired Fund. The Corporation, on behalf of the Acquired Fund, shall prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with that meeting.

4.2 The Corporation, on behalf of the Acquired Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.3 The Corporation, on behalf of the Acquired Fund, will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.

4.4 Subject to the provisions hereof, the Corporation, on its own behalf and on behalf of the Acquiring Fund and the Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

4.5 The Corporation, on behalf of the Acquired Fund, shall furnish to the Acquiring Fund on the Closing Date, a final statement of the total amount of the Acquired Fund's assets and liabilities as of the Closing Date.

4.6 The Corporation, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act"), relating to the Acquiring Fund Shares (the "Registration Statement"). the Corporation, on behalf of the Acquired Fund, has provided or will provide the Acquiring Fund with the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to the Acquired Fund as are requested by the Acquiring Fund and as are reasonably necessary for the preparation of the Registration Statement.

4.7 As soon after the Closing Date as is reasonably practicable, the Corporation, on behalf of the Acquired Fund: (a) shall prepare and file all federal and other tax returns and reports of the Acquired Fund required by law to be filed with respect to all periods ending on/or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

4.8 Following the transfer of Fund Assets by the Acquired Fund to the Acquiring Fund and the assumption of the Stated Liabilities of the Acquired Fund in exchange for Acquiring Fund Shares as contemplated herein, the Corporation will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Acquired Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Fund in accordance with the laws of the State of Maryland and other applicable requirements.

5. REPRESENTATIONS AND WARRANTIES

5.1 The Corporation, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

     (a) The Corporation was duly incorporated pursuant to its Articles of Incorporation, as amended, restated and supplemented (the "Articles"), by the Directors for the purpose of acting as a management investment company under the Investment Company Act of 1940 (the "1940 Act") and is validly existing under the laws of the State of Maryland, and the Articles direct the Directors to manage the affairs of the Corporation and grants them all powers necessary or desirable to carry out such responsibility, including administering the Corporation's business as currently conducted by the Corporation and as described in the current prospectuses of the Corporation. The Corporation is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

     (b) The Registration Statement, including the current prospectus and statement of additional information of the Acquiring Fund, conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (c) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by the Corporation for itself and on behalf of the Acquiring Fund does not and will not (i) violate the Corporation's Articles or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument, to which the Corporation is a party or by which its properties or assets are bound;

     (d) Except as previously disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Corporation's knowledge, threatened against the Corporation or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect the Corporation or the Acquiring Fund's financial condition or the conduct of their business. the Corporation knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

     (e) All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable, the shares of each class of the Acquiring Fund issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

     (f) The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of the Corporation, the Directors and the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Corporation and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

     (g) On the effective date of the Registration Statement, at the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by the Corporation with respect to the Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

     (h) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Corporation for itself and on behalf of the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date;

     (i) The Statement of Assets and Liabilities, Statement of Operations and Statements of Changes in Net Assets of the Acquiring Fund as of and for the year ended October 31, 1998, audited by PricewaterhouseCoopers LLP and unaudited financial statements as of and for the six months ended April 30, 1999 (copies of which have been or will be furnished to the Acquired Fund) each fairly present, in all material respects, the Acquiring Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such dates there were no liabilities of the Acquiring Fund (contingent or otherwise) known to the Corporation that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

     (j) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business; or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquired Fund, prior to the Closing Date (for the purposes of this subparagraph
(j), neither a decline in the Acquiring Fund's net asset value per share nor a decrease in the Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change);

     (k) For each full and partial taxable year from its inception through the Closing Date, the Acquiring Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status; and

     (1) All federal and other tax returns and reports of the Corporation and the Acquiring Fund required by law to be filed on or before the Closing Date shall have been filed, and all taxes owed by the Corporation or the Acquiring Fund shall have been paid so far as due, and to the best of the Corporation's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

5.2 The Corporation, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

     (a) The Corporation was duly incorporated pursuant to its Articles of Incorporation, as amended, restated and supplemented (the "Articles") by the Directors for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Maryland, and the Articles direct the Directors to manage the affairs of the Corporation and grants them all powers necessary or desirable to carry out such responsibility, including administering the Corporation's business as currently conducted by the Corporation and as described in the current prospectuses of the Corporation. The Corporation is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

     (b) All of the issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable registration or notice requirements of the 1933 Act and state securities laws; all issued and outstanding shares of each class of the Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

     (c) The Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by the Corporation for itself and on behalf of the Acquired Fund does not and will not (i) violate the Corporation's Articles or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which the Corporation is a party or by its properties or assets are bound;

     (d) Except as previously disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Corporation's knowledge, threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business, the Corporation knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

     (e) The Statement of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets of the Acquired Fund as of and for the period ended October 31, 1998, audited by PricewaterhouseCoopers LLP and unaudited financial statements as of and for the six months ended April 30, 1999 (copies of which have been or will be furnished to the Acquiring Fund) each fairly present, in all material respects, the Acquired Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Fund (contingent or otherwise) known to the Corporation that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

     (f) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph
(f), neither a decline in the Acquired Fund's net asset value per share nor a decrease in the Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

     (g) All federal and other tax returns and reports of the Corporation and the Acquired Fund required by law to be filed on or before the Closing Date shall have been filed, and all taxes owed by the Corporation or the Acquired Fund shall have been paid so far as due, and to the best of the Corporation's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

     (h) For each full and partial taxable year from its inception through the Closing Date, the Acquired Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

     (i) At the Closing Date, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

     (j) The execution, delivery and performance of this Agreement on behalf of the Acquired Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of the Corporation, the Directors and the Acquired Fund, and this Agreement will constitute a valid and binding obligation the Corporation and the Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

     (k) From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund Investors, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Acquiring Fund's Prospectus contained or incorporated by reference therein, and exclusive of any written information furnished by the Corporation with respect to the Acquiring Fund):
(i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by the Corporation, on behalf of the Acquired Fund, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

     (1) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by the Corporation for itself and on behalf of the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

     The obligations of the Corporation to consummate the Reorganization with respect to the Acquired Fund shall be subject to the performance by the Corporation, for itself and on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Acquiring
Fund:

6.1 All representations and warranties of the Corporation with respect to the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2 The Corporation, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund at the Closing a certificate executed on behalf of the Acquiring Fund by the Corporation's President, Vice President, Assistant Vice President, Secretary or Assistant Secretary in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation with respect to the Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request.

6.3 Unless waived by the Acquired Fund, the Acquired Fund shall have received at the Closing a favorable opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to the Corporation, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, substantially to the effect that:

     (a) the Corporation is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; (b) the Acquiring Fund is a separate portfolio of the Corporation, which is a corporation duly incorporated pursuant to its Articles of Incorporation, is legally existing and in good standing under the laws of the State of Maryland, and the Articles direct the Directors to manage the affairs of the Corporation and grants them all powers necessary or desirable to carry out such responsibility, including administering the Corporation's business as described in the current prospectuses of the Corporation; (c) this Agreement has been duly authorized, executed and delivered by the Corporation on behalf of the Corporation and the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Fund, is a valid and binding obligation of the Corporation, enforceable against the Corporation in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; (d) the Acquiring Fund Shares to be issued to the Acquired Fund and then distributed to the Acquired Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; (e) the Registration Statement has become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened; (f) no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and (g) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Corporation or the Acquiring Fund or any of their properties or assets and neither the Corporation nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

6.4 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to any 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts described in the prospectus of the Acquiring Fund delivered to the Acquired Fund pursuant to paragraph 4.1 and in the Proxy Materials.

6.5 With respect to the Acquiring Fund, the Board of Directors of the Corporation shall have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of the Corporation to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by the Corporation of all the obligations to be performed by it hereunder, with respect to the Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Corporation with respect to the Acquired Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 the Corporation, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund at the Closing a certificate executed on behalf of the Acquired Fund, by the Corporation's President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation with respect to the Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

7.3 Unless waived by the Acquiring Fund, the Acquiring Fund shall have received at the Closing a favorable opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to the Corporation, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, substantially to the effect that:

     (a) The Corporation is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; (b) the Acquired Fund is a separate portfolio of the Corporation, which is a corporation duly incorporated pursuant to its Articles of Incorporation, is validly existing and in good standing under the laws of the State of Maryland, and the Articles direct the Directors to manage the affairs of the Corporation and grants them all powers necessary or desirable to carry out such responsibility, including administering the Corporation's business as described in the current prospectuses of the Corporation; (c) this Agreement has been duly authorized, executed and delivered by the Corporation on behalf of the Corporation and the Acquired Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Fund, is a valid and binding obligation of the Corporation, enforceable against the Corporation in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; (d) no consent, approval, authorization, filing or order of any court or governmental authority of the

United Sates or any state is required for the consummation of the Reorganization with respect to the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and (e) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Corporation or the Acquired Fund or any of their properties or assets and neither the Corporation nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business.

7.4 With respect to the Acquired Fund, the Board of Directors of the Corporation shall have determined that the Reorganization is in the best interests of the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

The obligations of the Acquiring Fund and of the Acquired Fund herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and the Acquired Fund:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Corporation's Articles and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

8.3 All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by the Corporation, on behalf of the Acquiring Fund or the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund's shareholders substantially all of the Acquired Fund's investment company taxable income for all taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryover).

8.6 The Corporation shall have received the opinion of Paul, Hastings, Janofsky & Walker LLP addressed to both the Acquiring Fund and the Acquired Fund (and based on customary representation certificates from the Corporation, the Acquiring Fund and the Acquired Fund) substantially to the effect that, for federal income tax purposes:

     (a) the transfer by the Acquired Fund of the Fund Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code and the Acquiring Fund and the Acquired Fund each are a "party to a reorganization" within the meaning of Section 368(b) of the Code;
(b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Fund Assets solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities; (c) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Fund Assets to the Acquiring Fund and the assumption by the Acquiring Fund of the Stated Liabilities in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by the Acquired Fund Investors upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (e) the aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired Fund Investors pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund Investors will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this paragraph 8.6.

9. EXPENSES

9.1 Except as may be otherwise provided herein, each of the Acquired Fund and the Acquiring Fund shall be liable for its respective expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The expenses payable by the Acquired Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph 4.1 hereof; (iii) all fees and expenses related to the liquidation of the Acquired Fund; (iv) fees and expenses of the Acquired Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquired Fund's portfolio on the Applicable Valuation Date. Fremont Investment Advisors, Inc., has agreed to reimburse the Acquired

Fund for the expenses listed in items (i), (ii), (iii) (iv) and (v) above. The expenses payable by the Acquiring Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) any fees and expenses of the Acquiring Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquiring Fund's portfolio on the Applicable Valuation Date. Fremont Investment Advisors, Inc., has agreed to reimburse the Acquiring Fund for the expenses listed in items (i), (ii), (iii), (iv) and (v) above.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11. TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by the mutual written consent of the Acquiring Fund and the Acquired Fund.

12. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Corporation, acting on behalf of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Investors' further approval except that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Fund and the Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

13. NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

     For the Corporation, on behalf of itself and the Acquiring Fund and/or Acquired Fund:

     Fremont Mutual Funds
     333 Market Street, Suite 2600
     San Francisco, California 94105
     Attention: Michael H. Kosich President

With a copy to:

     Julie Allecta, Esq.
     Paul, Hastings, Janofsky & Walker LLP
     345 California St., 29th Floor
     San Francisco, California 94104

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1 The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms "hereto", "hereunder", "herein" or "hereof" are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, EACH OF THE PARTIES HERETO HAS CAUSED THIS AGREEMENT TO BE DULY EXECUTED BY ITS AUTHORIZED OFFICER.

FREMONT MUTUAL FUNDS, INC. FOR ITSELF AND
ON BEHALF OF THE FREMONT INTERNATIONAL GROWTH FUND



By: /s/ Michael H. Kosich
    ---------------------------------
    Michael H. Kosich, President

FREMONT MUTUAL FUNDS, INC. FOR ITSELF AND
ON BEHALF OF THE FREMONT INTERNATIONAL SMALL CAP FUND


By: /s/ Michael H. Kosich
    ---------------------------------
    Michael H. Kosich, President

                                      PROXY
                                     FOR THE
                                DECEMBER 14, 1999
                       SPECIAL MEETING OF SHAREHOLDERS OF
                      FREMONT INTERNATIONAL SMALL CAP FUND

     The undersigned hereby appoints Michael H. Kosich and Tina Thomas, and each of them, proxies for the undersigned, with full power of substitution, to represent the undersigned and to vote all of the shares of Fremont International Small Cap Fund (the "International Small Cap Fund") of Fremont Mutual Funds, Inc., (the "Company") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the International Small Cap Fund to be held on December 14, 1999, and at any adjournment thereof.

* Proposal to approve or disapprove a Merger of the International Small Cap Fund into the Fremont International Growth Fund (the "International Growth Fund"), a separate series of the Company, providing for (i) the transfer of substantially all of the assets and liabilities of the International Small Cap Fund to the International Growth Fund in exchange for shares of the International Growth Fund of equivalent value, (ii) the pro rata distribution of those International Growth Fund shares to the shareholders of the International Small Cap Fund in full redemption of those shareholders' shares in the International Small Cap Fund, and (iii) the immediate liquidation and termination of the International Small Cap Fund, all as described in the accompanying Combined Proxy Statement and Prospectus.

                    [ ] FOR     [ ] AGAINST     [ ] ABSTAIN

And, in their discretion, to transact any other business that may lawfully come before the meeting or any adjournment(s) thereof.

     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS AND WILL BE VOTED AS YOU DIRECT ON THIS FORM. IF NO DIRECTION IS GIVEN, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.


                                        Dated: ___________________________, 1999



                                        ----------------------------------------
                                                        Signature of Shareholder


                                        ----------------------------------------
                                                        Signature of Shareholder


When shares are registered jointly in the names of two or more persons, ALL must sign. The signature(s) must correspond exactly with the name(s) shown. Please promptly sign, date and return this proxy in the enclosed envelope.

                    -----------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                            FOR THE REORGANIZATION OF

                      FREMONT INTERNATIONAL SMALL CAP FUND

                                      INTO

                        FREMONT INTERNATIONAL GROWTH FUND

                    -----------------------------------------

                           FREMONT MUTUAL FUNDS, INC.
                           50 Beale Street, Suite 100
                         San Francisco, California 94105
                                 (800) 548-4539

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER __, 1999
                     FOR REGISTRATION STATEMENT ON FORM N-14



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Combined Proxy Statement and Prospectus dated November __, 1999, which has been filed by Fremont Mutual Funds, Inc., (the "Company") in connection with a Special Meeting of Shareholders of Fremont International Small Cap Fund (the "International Small Cap Fund") of the Company that has been called to vote on an Agreement and Plan of Reorganization (and the transactions contemplated thereby). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing to Fremont Mutual Funds, Inc., at the address indicated above or by calling toll-free (800) 546-4539.


     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.


     Further information about the Company, the Fremont International Growth Fund (the "International Growth Fund") is contained in the International Growth Fund's Combined Prospectus and Statement of Additional Information (including other Fremont Funds) dated March 1, 1999, the Annual Report for the International Growth Fund (including other Fremont Funds) for the fiscal year ended October 31, 1998, and the Semi-Annual Report for the International Growth Fund (including other Fremont Funds) for the six months ended April 30, 1999.


     Further information about the International Small Cap Fund (the "International Small Cap Fund") is contained in the Combined Prospectus for Fremont International Small Cap Fund (including other Fremont Funds), dated March 1, 1999, and in the Combined Statement of Additional Information for the International Small Cap Fund (including other Fremont Funds) dated March 1, 1999, the Annual Report for the International Small Cap Fund (including other Fremont Funds) for the fiscal year ended October 31, 1998, and the Semi-Annual Report for the International Small Cap Fund (including other Fremont Funds) for the six months ended April 30, 1999.

     The Funds' Statement of Additional Information (including other Fremont Funds), dated March 1, 1999, is incorporated by reference in this Statement of Additional Information and is available without charge by calling Fremont Mutual Funds toll-free at (800) 548-4539.

     Pro forma financial statements are attached as EXHIBIT A.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
General Information .....................................................  B-2
Exhibit A ...............................................................  B-3


                               GENERAL INFORMATION

     The shareholders of the International Small Cap Fund are being asked to approve a form of Agreement and Plan of Reorganization (the "Plan") combining the International Small Cap Fund into the International Growth Fund (and the transactions contemplated thereby). The Plan contemplates the transfer of all substantially all of the assets and liabilities of the International Small Cap Fund as of the Effective Date to the International Growth Fund, and the assumption by the International Growth Fund of the liabilities of the International Small Cap Fund, in exchange for shares of the International Growth Fund. Immediately after the Effective Date, the International Small Cap Fund will distribute to its shareholders of record as of the close of business on the Effective Date the shares of the International Growth Fund received. The shares of the International Growth Fund that will be issued for distribution to the International Small Cap Fund's shareholders will have an aggregate net asset value equal to the aggregate net asset value of the shares of the International Small Cap Fund held as of the Closing Date. The Company will then take all necessary steps to terminate the qualification, registration and classification of the International Small Cap Fund. All issued and outstanding shares of the International Small Cap Fund will be canceled on the International Small Cap Fund's books. Shares of the International Growth Fund will be represented only by book entries; no share certificates will be issued.

     A Special Meeting of the International Small Cap Fund's shareholders to consider the transaction will be held at the offices of the Company, 333 Market Street, Suite 2600, San Francisco, California 94105 on December 14, 1999 at 9:00 A.M., local time.

     For further information about the transaction, see the Combined Proxy Statement and Prospectus. For further information about the Company and the International Growth Fund, see the International Growth Fund's Combined Statement of Additional Information, dated March 1, 1999, which is available without charge by calling the Company at (800) 548-4539. For further information about the International Small Cap Fund, see the International Small Cap Fund's Combined Statement of Additional Information, dated March 1, 1999, which is available without charge by calling the Company at (800) 548-4539.

                                    EXHIBIT A

PRO-FORMA FINANCIAL STATEMENTS
FREMONT INTERNATIONAL GROWTH FUND & FREMONT INTERNATIONAL SMALL CAP FUND

Pro-Forma Combined Statements of Investments in Securities and Net Assets April 30, 1999 (Unaudited)

International International                                                            International   International   Pro-Forma
Growth        Small Cap                                                      Country   Growth          Small Cap       Combined
Shares        Shares        Security Description                             Code      Value           Value           Value
------------  ------------  ----------------------------------------------   -------   ------------    ------------    ------------
STOCKS 96.3%
BUSINESS EQUIPMENT & SERVICES 3.2%
*      6,000            --  Teleglobe, Inc.                                    CN      $    176,495    $         --    $    176,495
          --     1,000,000  Hung Hing Printing Group                           HK                --         419,312         419,312
      93,100            --  Invensys PLC                                       UK           478,381              --         478,381
       5,166            --  Reuters Group PLC, ADR                             UK           422,966              --         422,966
                                                                                       --------------------------------------------
                                                                                          1,077,842         419,312       1,497,154
                                                                                       --------------------------------------------
CAPITAL GOODS 7.4%

      27,000            --  Bombardier, Inc. (Class B)                         CN           417,916              --         417,916
*         --        57,500  Lectra Systemes                                    FR                --         443,949         443,949
       6,800            --  Siemens AG                                         GM           501,284              --         501,284
          --        55,000  Industria Macchine Automatiche                     IT                --         414,176         414,176
       8,000            --  Fuji Machine MFG. Co. Ltd.                         JP           285,607              --         285,607
      10,000            --  Murata Manufacturing Co. Ltd.                      JP           572,386              --         572,386
       4,000            --  Thk Co. Ltd.                                       JP            68,385              --          68,385
          --        18,000  Kverneland ASA                                     NO                --         392,061         392,061
      14,000            --  ABB AB (Series B)                                  SW           195,095              --         195,095
       7,400            --  Ericsson (L.M.) Telephone Co., ADR                 SW           199,800              --         199,800
                                                                                       --------------------------------------------
                                                                                          2,240,473       1,250,186       3,490,659
                                                                                       --------------------------------------------
CONSUMER DURABLES 5.1%

*         --        32,500  Shermag, Inc.                                      CN                --         196,990         196,990
       1,400            --  Peugeot SA                                         FR           232,471              --         232,471
         300            --  Bayerische Motoren Werke AG                        GM           212,905              --         212,905
*     70,000            --  Fiat SPA                                           IT           234,693              --         234,693
*     52,000            --  Mitsubishi Motors Corp.                            JP           216,585              --         216,585
      77,000            --  Nissan Motor Co. Ltd.                              JP           295,546              --         295,546
       8,400            --  Sony Corp.                                         JP           784,915              --         784,915
      16,000            --  Suzuki Motor Co. Ltd.                              JP           227,949              --         227,949
                                                                                       --------------------------------------------
                                                                                          2,205,064         196,990       2,402,054
                                                                                       --------------------------------------------
CONSUMER NON-DURABLES 9.0%

      45,000            --  Coca-Cola Amatil Ltd.                              AU           213,444              --         213,444
         700            --  Groupe Danone                                      FR           187,310              --         187,310
      27,000            --  Asahi Breweries Ltd.                               JP           352,080              --         352,080
       6,000            --  Nikon Corp.                                        JP            82,464              --          82,464
       3,400            --  Nintendo Co. Ltd.                                  JP           317,134              --         317,134
       2,800            --  Sony Music Entertainment (Japan), Inc.             JP           204,148              --         204,148
       5,000            --  Uni-Charm Corp.                                    JP           226,692              --         226,692
       9,000            --  PanAmerican Beverages (Class A)                    MX           199,688              --         199,688
       5,800            --  Heineken NV                                        NL           291,383              --         291,383
         700            --  Heinken Holding NV (Class A)                       NL            26,098              --          26,098
          --         6,500  Van Melle NV                                       NL                --         384,985         384,985
      10,000            --  Orkla ASA (Series A)                               NO           167,843              --         167,843
      25,795            --  South African Breweries PLC                        SA           213,578              --         213,578
         200            --  Compagnie Financiere Richemont AG                  SZ           340,342              --         340,342
         100            --  Nestle SA (Registered Shares)                      SZ           185,194              --         185,194
      21,000            --  Cadbury Schweppes PLC                              UK           281,669              --         281,669
          --       250,000  McBride PLC                                        UK                --         408,093         408,093
      16,300            --  Reckitt & Coleman PLC                              UK           194,774              --         194,774
                                                                                       --------------------------------------------
                                                                                          3,483,841         793,078       4,276,919
                                                                                       --------------------------------------------
CONSUMER SERVICES 7.4%

      25,000            --  News Corp. Ltd.                                    AU           209,383              --         209,383
      14,500            --  The Thompson Corp.                                 CN           436,956              --         436,956
*         --       125,000  Norsk Lotteridrift ASA (NLD)                       NO                --         448,436         448,436
          --       100,000  P4 Radio Hele Norge ASA                            NO                --         384,374         384,374
          --        10,500  Investec-Consultoria Internacional SA              PT                --         348,596         348,596
          --           900  PublicGroupe SA                                    SZ                --         552,039         552,039
          --         1,225  The Selecta Group                                  SZ                --         405,829         405,829
          --        75,000  Dorling Kindersley Holdings PLC                    UK                --         428,800         428,800
      36,000            --  EMI Group PLC                                      UK           304,104              --         304,104
                                                                                       --------------------------------------------
                                                                                            950,443       2,568,074       3,518,517
                                                                                       --------------------------------------------

See Notes to Pro-Forma
* Non-income producing security.

International International                                                            International   International   Pro-Forma
Growth        Small Cap                                                      Country   Growth          Small Cap       Combined
Shares        Shares        Security Description                             Code      Value           Value           Value
------------  ------------  ----------------------------------------------   -------   ------------    ------------    ------------
ENERGY 4.1%

      52,455            --  Broken Hill Proprietary Co. Ltd.                   AU      $    592,668    $         --    $    592,668
      34,000            --  Woodside Petroleum Ltd.                            AU           231,605              --         231,605
*      7,000            --  Talisman Energy, Inc.                              CN           185,938              --         185,938
       1,200            --  Total Cie Francaise des Petroles SA (Class B)      FR           164,486              --         164,486
      48,000            --  ENI SPA                                            IT           316,280              --         316,280
       4,900            --  Norsk Hydro ASA                                    NO           219,420              --         219,420
      32,000            --  Shell Transport & Trading Co.                      UK           239,747              --         239,747
                                                                                       --------------------------------------------
                                                                                          1,950,144              --       1,950,144
                                                                                       --------------------------------------------
FINANCIAL SERVICES 15.1%

      37,481            --  Australia & New Zealand Banking Group Ltd.         AU           296,709              --         296,709
      31,400            --  QBE Insurance Group Ltd.                           AU           140,381              --         140,381
      12,000            --  Westpac Banking Corp. Ltd.                         AU            91,552              --          91,552
       4,100            --  Westpac Banking Corp. Ltd., ADR                    AU           156,313              --         156,313
      10,000            --  Uniao de Bancos Brasileiros SA, GDR                BR           248,125              --         248,125
      15,400            --  Bank of Nova Scotia                                CN           365,461              --         365,461
       8,700            --  Newcourt Credit Group, Inc.                        CN           242,809              --         242,809
       4,000            --  Royal Bank of Canada                               CN           194,781              --         194,781
       3,600            --  The Toronto-Dominion Bank                          CN           191,946              --         191,946
         600            --  Banque Nationale de Paris (BNP)                    FR            49,784              --          49,784
       1,500            --  Compagnie Financiere de Paribas                    FR           159,599              --         159,599
       4,444            --  Deutsche Bank AG                                   GM           256,866              --         256,866
       9,800            --  Assicurazioni Generali SPA                         IT           381,949              --         381,949
      43,000            --  Mitsui Marine and Fire Insurance Co. Ltd.          JP           238,559              --         238,559
       4,000            --  Nichiei Co. Ltd. (Kyoto)                           JP           346,952              --         346,952
       3,900            --  Orix Corp.                                         JP           314,092              --         314,092
         600            --  Shohkoh Fund & Co. Ltd                             JP           351,980              --         351,980
      13,000            --  Sumitomo Bank                                      JP           176,057              --         176,057
       1,000            --  The Nomura Securities Co. Ltd.                     JP            10,794              --          10,794
       5,476            --  Aegon NV                                           NL           525,596              --         525,596
       3,500            --  ING Groep NV                                       NL           215,813              --         215,813
      18,100            --  Development Bank of Singapore
                            (Foreign Registered)                               SG           192,269              --         192,269
      17,300            --  Barclays PLC                                       UK           546,995              --         546,995
       7,700            --  National Westminster Bank PLC                      UK           185,381              --         185,381
      24,500            --  Royal & Sun Alliance Insurance Group PLC           UK           208,634              --         208,634
      32,100            --  Standard Chartered PLC                             UK           579,231              --         579,231
*        600            --  Fairfax Financial Holdings Ltd.                    US           174,646              --         174,646
*         --        95,000  United Panam Financial Corp.                       US                --         290,938         290,938
                                                                                       --------------------------------------------
                                                                                          6,843,274         290,938       7,134,212
                                                                                       --------------------------------------------
HEALTH CARE 6.0%

       1,900            --  Synthelabo                                         FR           388,845              --         388,845
       4,000            --  Takeda Chemical Industries                         JP           173,797              --         173,797
          --        27,500  Nobel Biocare                                      SW                --         435,405         435,405
         144            --  Novartis AG (Registered Shares)                    SZ           210,944              --         210,944
          --           275  Stratec Holding AG                                 SZ                --         523,174         523,174
      28,317            --  Zeneca Group PLC                                   UK         1,102,999              --       1,102,999
                                                                                       --------------------------------------------
                                                                                          1,876,585         958,579       2,835,164
                                                                                       --------------------------------------------
MULTI-INDUSTRY 2.6%

       8,500            --  Metallgesellschaft AG                              GM           163,169              --         163,169
       4,000            --  Preussag AG                                        GM           211,318              --         211,318
*      4,000            --  Preussag AG (Rights)                               GM             2,919              --           2,919
      33,000            --  Hutchison Whampoa                                  HK           295,905              --         295,905
      40,100            --  TI Group PLC                                       UK           333,740              --         333,740
      52,000            --  Tomkins PLC                                        UK           219,526              --         219,526
                                                                                       --------------------------------------------
                                                                                          1,226,577              --       1,226,577
                                                                                       --------------------------------------------
RAW MATERIALS 5.6%

      13,000            --  Upm-Kymmene Oyj                                    FI           393,922              --         393,922
       1,500            --  Compagnie de Saint-Gobain                          FR           257,802              --         257,802
       7,000            --  Pechiney SA                                        FR           296,142              --         296,142
          --        12,557  Rinol AG                                           GM                --         166,675         166,675
       8,500            --  De Beers Centenary AG, ADR                         SA           208,250              --         208,250

See Notes to Pro-Forma
* Non-income producing security.

International International                                                            International   International   Pro-Forma
Growth        Small Cap                                                      Country   Growth          Small Cap       Combined
Shares        Shares        Security Description                             Code      Value           Value           Value
------------  ------------  ----------------------------------------------   -------   ------------    ------------    ------------
       1,480            --  Holderbank Financiere Glarus AG                    SZ      $    440,791    $         --    $    440,791
      16,100            --  BOC Group PLC                                      UK           254,785              --         254,785
      22,000            --  Laporte PLC                                        UK           260,585              --         260,585
          --       132,500  Victrex PLC                                        UK                --         372,913         372,913
                                                                                       --------------------------------------------
                                                                                          2,112,277         539,588       2,651,865
                                                                                       --------------------------------------------
RETAIL 2.9%

      58,909            --  Coles Myer Ltd.                                    AU           312,806              --         312,806
*        300            --  Carrefour SA                                       FR           237,971              --         237,971
      10,000            --  Jusco Co. Ltd.                                     JP           199,455              --         199,455
       5,232            --  Koninklijke Ahold NV                               NL           194,507              --         194,507
       2,200            --  Dixons Group PLC                                   UK            47,057              --          47,057
      63,900            --  Tesco PLC                                          UK           189,349              --         189,349
*     11,000            --  Cifra SA de CV                                     US           209,768              --         209,768
                                                                                       --------------------------------------------
                                                                                          1,390,913              --       1,390,913
                                                                                       --------------------------------------------
SHELTER 0.9%

      14,000            --  Thyssen Krupp AG                                   GM           291,700              --         291,700
*         --         9,275  Century City International
                            Holdings Ltd. (Warrants)                           HK                --              12              12
      17,000            --  Cheung Kong (Holdings) Ltd.                        HK           154,629              --         154,629
                                                                                       --------------------------------------------
                                                                                            446,329              12         446,341
                                                                                       --------------------------------------------
TECHNOLOGY 15.1%

*      4,400            --  Newbridge Networks Corp.                           CN           162,729              --         162,729
      15,200            --  Nokia AB, ADR                                      FI         1,127,650              --       1,127,650
      60,000            --  Johnson Electric Holdings Ltd.                     HK           179,207              --         179,207
*         --        42,400  Saville Systems PLC, ADR                           IR                --         511,450         511,450
*         --        10,000  Orbotech Ltd.                                      IS                --         480,000         480,000
*         --        32,500  Tecnomatix Technologies Ltd.                       IS                --         483,436         483,436
       6,210            --  Advantest Corp.                                    JP           475,150              --         475,150
       4,500            --  Hirose Electronics                                 JP           418,605              --         418,605
       2,000            --  Keyence Corp.                                      JP           300,691              --         300,691
      22,000            --  NEC Corp.                                          JP           262,912              --         262,912
       3,000            --  Rohm Co. Ltd.                                      JP           362,036              --         362,036
      13,000            --  Tokyo Electron Ltd.                                JP           740,834              --         740,834
      11,000            --  ASM Lithography Holding NV                         NL           429,000              --         429,000
*         --         3,000  Electric Farm ASA                                  NO                --           2,306           2,306
     158,000            --  Singapore Technologies Engineering Ltd             SG           169,702              --         169,702
*      6,120            --  Samsung Electronics, GDR                           SK           271,728              --         271,728
         800            --  Telefonaktiebolaget LM Ericsson (Class B)          SW            21,016              --          21,016
*      1,600            --  Asustek Computer, Inc.                             TW            21,640              --          21,640
*     16,700            --  Taiwan Semiconductor Manufacturing Co.
                            Ltd., ADR                                          TW           400,800              --         400,800
       3,400            --  STMicroelectronics NV (New York  Shares)           US           346,800              --         346,800
                                                                                       --------------------------------------------
                                                                                          5,690,500       1,477,192       7,167,692
                                                                                       --------------------------------------------
UTILITIES 11.9%

       1,100            --  Lyonnaise Des Eaux-Dumez                           FR           187,310              --         187,310
      13,800            --  Deutsche Telekom                                   GM           549,523              --         549,523
       9,000            --  Mannesmann AG                                      GM         1,179,386              --       1,179,386
       4,000            --  Veba AG                                            GM           218,934              --         218,934
*     63,000            --  Telecom Italia Mobile (TIM) SPA                    IT           375,804              --         375,804
*     30,000            --  Telecom Italia Mobile (TIM) SPA
                            (Savings Shares)                                   IT           100,583              --         100,583
      34,334            --  Telecom Italia SPA                                 IT           365,675              --         365,675
      52,500            --  Telecom Italia SPA (Savings Shares)                IT           282,631              --         282,631
          40            --  DDI Corp.                                          JP           198,785              --         198,785
          51            --  Nippon Telegraph & Telephone Corp.                 JP           185,208              --         185,208
           6            --  NTT Mobile Communication Network, Inc.             JP           351,980              --         351,980
       5,800            --  Telefonos de Mexico SA (Class L), ADR              MX           439,350              --         439,350
*      9,000            --  Telefonica SA                                      SP           422,161              --         422,161
*      9,000            --  Telefonica SA (Rights)                             SP             8,377              --           8,377
       1,030            --  Swisscom AG                                        SZ           378,391              --         378,391
*      9,800            --  COLT Telecom Group PLC                             UK           181,723              --         181,723
*     17,000            --  Orange PLC                                         UK           230,478              --         230,478
                                                                                       --------------------------------------------
                                                                                          5,656,299              --       5,656,299
                                                                                       --------------------------------------------
                            TOTAL STOCKS (Cost $40,317,894)                              37,150,561       8,493,949      45,644,510
                                                                                       --------------------------------------------

See Notes to Pro-Forma
* Non-income producing security.

International International                                                            International   International   Pro-Forma
Growth        Small Cap                                                      Country   Growth          Small Cap       Combined
Shares        Shares        Security Description                             Code      Value           Value           Value
------------  ------------  ----------------------------------------------   -------   ------------    ------------    ------------
                            SHORT-TERM SECURITIES 6.0%

   2,757,726        81,723  SSgA Prime Money Market Fund                       US      $  2,757,726    $     81,723    $  2,839,449
                                                                                       --------------------------------------------
                            TOTAL SHORT-TERM SECURITIES (Cost $2,839,449)                 2,757,726          81,723       2,839,449
                                                                                       --------------------------------------------
                            TOTAL INVESTMENTS (Cost $43,157,343), 102.3%                 39,908,287       8,575,672      48,483,959

                            OTHER ASSETS AND LIABILITIES, NET, (2.3)%                    (1,129,164)         52,156      (1,077,008)
                                                                                       --------------------------------------------
                            NET ASSETS, 100.0%                                         $ 38,779,123    $  8,627,828    $ 47,406,951
                                                                                       ============================================

COUNTRY ABBREVIATIONS

         AU          Australia
         BR          Brazil
         CN          Canada
         FI          Finland
         FR          France
         GM          Germany
         HK          Hong Kong
         IR          Ireland
         IS          Israel
         IT          Italy
         JP          Japan
         MX          Mexico
         NL          Netherlands
         NO          Norway
         PT          Portugal
         SA          South Africa
         SG          Singapore
         SK          South Korea
         SP          Spain
         SW          Sweden
         SZ          Switzerland
         TW          Taiwan
         UK          United Kingdom
         US          United States

See Notes to Pro-Forma
* Non-income producing security.

PRO-FORMA FINANCIAL STATEMENTS
FREMONT INTENATIONAL GROWTH FUND & FREMONT INTERNATIONAL SMALL CAP FUND

Pro-Forma Combined Statement of Assets and Liabilities April 30, 1999 (Unaudited) (All numbers in thousands except net asset value per share)

                                                 International  International  Pro-Forma
                                                    Growth        Small Cap    Combined
                                                   --------       --------     --------
Assets:
  Investments in securities at cost                $ 34,460       $  8,697     $ 43,157
                                                   ========       ========     ========
  Investments in securities at value                 39,908          8,576       48,484
  Cash                                                  175              1          176
  Dividends and interest receivable                     128             41          169
  Receivable for securities sold                        279             22          301
  Receivable from sale of fund shares                    26              1           27
  Unrealized appreciation on foreign
    currency contracts                                  169             --          169
                                                   --------       --------     --------
         Total assets                                40,685          8,641       49,326
                                                   --------       --------     --------
Liabilities:
  Payable for securities purchased                    1,675             --        1,675
  Payable to management company                          21              4           25
  Unrealized depreciation on foreign
    currency contracts                                  165             --          165
  Accrued expenses:
    Investment advisory, administrative
      and distribution fees                              45              9           54
                                                   --------       --------     --------
         Total Liabilities                            1,906             13        1,919
                                                   --------       --------     --------
Net Assets                                         $ 38,779       $  8,628     $ 47,407
                                                   ========       ========     ========
Net assets consist of:
  Paid in capital                                  $ 32,507       $ 11,133     $ 43,640
  Undistributed net investment income                   205             11          216
  Unrealized appreciation in investments              5,449           (121)       5,328
  Unrealized depreciation on foreign currency
    contracts and other assets and liabilities           (1)            (1)          (2)
  Accumulated net realized loss                         619         (2,394)      (1,775)
                                                   --------       --------     --------
Net Assets                                         $ 38,779       $  8,628     $ 47,407
                                                   ========       ========     ========
Shares of capital stock outstanding (Note 1)          3,423          1,172        4,184
                                                   ========       ========     ========
Net asset value per share                          $  11.33       $   7.36     $  11.33
                                                   ========       ========     ========

See "Notes to Pro-Forma Financial Statements."

PRO-FORMA FINANCIAL STATEMENTS
FREMONT INTERNATIONAL GROWTH FUND & FREMONT INTERNATIONAL SMALL CAP FUND

Pro-Forma Combined Statement of Operations
For the year ended April 30, 1999 (Unaudited)
(All numbers in thousands)

                                                           International  International  Pro-Forma    Pro-Forma
                                                              Growth       Small Cap    Adjustments    Combined
                                                              -------       -------       -------      -------
Investment Income:
  Interest                                                    $    87       $    21       $    --      $   108
  Dividends                                                       597           103            --          700
                                                              -------       -------       -------      -------
    Total income*                                                 684           124            --          808
                                                              -------       -------       -------      -------
Expenses:
  Investment advisory and administrative fees (Note 2)            491            93           (16)         568
  Shareholder servicing fees (Note 3)                              25            21           (10)          36
  Custody fees (Note 3)                                            35            15            (2)          48
  Distribution fees (Note 2)                                      106             4            13          123
  Accounting fees (Note 3)                                         26            11            (9)          28
  Audit and legal fees (Note 3)                                    23            19           (17)          25
  Directors' fees                                                   3             4            --            7
  Reports to shareholders                                           3             3            --            6
  Registration fees                                                16            14            --           30
  Other                                                             1             2             1            4
                                                              -------       -------       -------      -------
    Total expenses before reductions                              729           186           (40)         875
    Expenses waived and/or reimbursed by Advisor (Note 4)         (89)          (86)           40         (135)
                                                              -------       -------       -------      -------
    Total net expenses                                            640           100            --          740
                                                              -------       -------       -------      -------
    Net investment income                                          44            24            --           68
                                                              -------       -------       -------      -------
Realized and unrealized gain (loss) from
  investments and foreign currency:

  Net relized gain (loss) from:
    Investments                                                 1,022           (96)           --          926
    Foreign currency transactions                                (320)          (25)           --         (345)

  Net unrealized appreciation (depreciation) on:
    Investments                                                 2,797          (169)           --        2,628
    Translation of assets and liabilities in
      foreign currencies                                            9            --            --            9
                                                              -------       -------       -------      -------
    Net realized and unrealized gain (loss) from
      investments and foreign currency                          3,508          (290)           --        3,218
                                                              -------       -------       -------      -------
    Net increase (decrease) in net assets
      resulting from operations                               $ 3,552       $  (266)      $    --      $ 3,286
                                                              =======       =======       =======      =======

* Pro-Forma Combined Total income is net of foreign taxes withheld of $93.

See "Notes to Pro-Forma Financial Statements."

NOTES TO PRO-FORMA FINANCIAL STATEMENTS

The Fremont International Small Cap Fund is merging into the Fremont International Growth Fund. The merger will include the transfer of substantially all of the assets and liabilities of the International Small Cap Fund to the International Growth Fund. All International Small Cap Fund shareholders will receive International Growth Fund Shares in exchange. The International Small Cap Fund will then be terminated and liquidated.

Note 1 Reflects the new shares issued. At the time of the asset transfer, the International Small Cap Fund will distribute the International Growth Fund Shares it receives pro rata to each remaining shareholder of the International Small Cap Fund based on the percentage of the outstanding shares of the International Small Cap Fund held of record by that shareholder on the Valuation Date. The International Small Cap Fund Shares were valued at $7.36 on April 30, 1999. The net asset value of each International Growth Fund Share was $11.33. Therefore, if the effective date had been April 30, 1999, the International Small Cap Fund would then have redeemed each of its then outstanding shares in exchange for .650 International Growth Fund Shares.

Note 2   Reflects adjustment in expenses due to proposed contract rate.

Note 3 Reflects adjustment in expenses due to elimination of duplicate services.

Note 4 Reflects change in the amount Fremont Investment Advisors would have waived to keep the Fund at its proposed expense limit.

                    -----------------------------------------

                                     PART C

                           FREMONT MUTUAL FUNDS, INC.
                                OTHER INFORMATION

                    -----------------------------------------

                           FREMONT MUTUAL FUNDS, INC.
                         -------------------------------
                                    FORM N-14
                                     PART C
                         -------------------------------


ITEM 15. INDEMNIFICATION

     Article VII(g) of the Articles of Incorporation, filed as Exhibit (1), Item 24(b), provides for indemnification of certain persons acting on behalf of the Funds.

     The officers and directors of the Funds and the Advisor are jointly insured under an errors and omissions policy issued by American International Specialty Lines Insurance Company.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act of 1933"), may be permitted to directors, officers and controlling persons by the Registrant's charter and bylaws, or otherwise, the Registrant has been advised that in opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In particular, the Articles of the Company provide certain limitations on liability of officers and directors. In the event that a claim for indemnification against such liabilities (other than the payment by the Series of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

     (1) Articles of Incorporation as amended and supplemented, are incorporated by reference to Post-Effective Amendment No. 31 filed with the Commission on March 2, 1998 ("Post-Effective Amendment No. 31") under File Nos. 33-23453 and 811-5632.

     (2) By-Laws are incorporated by reference to Post-Effective Amendment No. 21 filed with the Commission on January 20, 1996.

     (3)      Voting Trust Agreement--Not applicable.

     (4)      Form of Agreement and Plan of Reorganization is included in Part
              A.

     (5)      Specimen Share Certificate--Not applicable.

     (6) Amended and Restated Investment Advisory and Administrative Securities Agreement for the International Growth Fund and Investment Advisory and Administrative Services Agreement related to the International Small Cap Fund are incorporated by reference to Post-Effective Amendment No. 31.

     (7)(A) Distribution Agreement with First Fund Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 28 filed with the Commission on October 17, 1997.

     (7)(B)   Form of Selling Group Agreement--Not applicable.

     (8)      Benefit Plan(s)--Not applicable.

     (9) Custody Agreement is incorporated by reference to Post-Effective Amendment No. 31 filed with the Commission on December 15, 1998.

     (10)     Form of Shareholder Services Plan--Not applicable.

     (11)     Consent and Opinion of Counsel as to legality of shares.

     (12)     Opinion and Consent as to Tax Matters.

     (13)(A) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Fremont Investment Advisors, Inc.--on file (File No. 811-5632 under Post-Effective Amendment No. 23 filed February 28, 1997)

     (13)(B) Sub-Transfer Agency Agreement with Countrywide Fund Services, Inc.--on file (File No. 811-5632 under Post-Effective Amendment No. 23 filed February 28, 1997)

     (13)(C) Administration Agreement with Investment Company Administration Corporation (File No. 811-5632 under Post-Effective Amendment No. 28 filed October 17, 1997)

     (13)(D) License Agreement relating to the Mark "Fremont" with Fremont Investment Advisors, Inc.--on file (File No. 811-5632)

     (13)(E) Investment Accounting Agreement between Investors Fiduciary Trust Company and Fremont Mutual Funds, Inc.--on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994).

     (13)(F) Sub-Transfer Agency Agreement with National Financial Data Services, Inc.--on file (File No. 811-5632 Under Post Effective Amendment No. 31 file March 2, 1998)

     (14)     Independent Auditors' Consent.

     (15)     Not Applicable.

     (16) Power of Attorney--Incorporated by reference to Form N-14 filed with the Commission on September 15, 1999.

     (17)     Not Applicable.

ITEM 17. UNDERTAKINGS.

     (1) Registrant agrees that, before any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of San Francisco and State of California, on the 3rd day of November, 1999.

                                        FREMONT MUTUAL FUNDS, INC.


                                        David L. Redo*
                                        ----------------------------------------
                                        David L. Redo
                                        Chairman of the Board of Directors and
                                        Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                   TITLE                               DATE
---------                   -----                               ----

David L. Redo*              Chairman of the Board               November 3, 1999
----------------------      of Directors and
David L. Redo               Chief Executive Officer
                            (Principal Executive Officer)

Jack Gee*                   Vice President and                  November 3, 1999
----------------------      Controller (Principal Financial
Jack Gee                    and Accounting Officer)


Richard E. Holmes*          Director                            November 3, 1999
----------------------
Richard E. Holmes

                            Director                            November 3, 1999
----------------------
Donald C. Luchessa

                            Director                            November 3, 1999
----------------------
Kimun Lee

David L. Egan*              Director                            November 3, 1999
----------------------
David L. Egan

Peter F. Landini*           Director                            November 3, 1999
----------------------
Peter F. Landini

Michael F. Kosich*          Director                            November 3, 1999
----------------------
Michael F. Kosich

*By: /s/ Tina Thomas
     -----------------------------
     Tina Thomas, Attorney-in-Fact
     Pursuant to Power of Attorney
     Previously filed.

                                                          SEC File No. 333-87141


                           FREMONT MUTUAL FUNDS, INC.

                                    FORM N-14

                                  EXHIBIT INDEX


Number            Exhibit
------            -------
11                Updated Consent of Counsel for
                  Opinion as to Legality of Shares

12                Opinion and Consent as to Tax Matters

14                Independent Auditors' Consent--PricewaterhouseCoopers LLC